Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	NCL CORP LTD.
Entity Central Index Key	0001318742
Entity Filer Category	Non-accelerated Filer

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Passenger ticket	$ 457,619				$ 416,219						$ 816,547	$ 767,549	$ 1,604,563	$ 1,563,363	$ 1,411,785
Onboard and other	186,814				167,015						355,517	331,115	671,683	655,961	600,343
Total revenue	644,433	503,171		674,411	583,234	515,430	488,594	666,634	568,586	495,510	1,172,064	1,098,664	2,276,246	2,219,324	2,012,128
Cruise operating expense
Commissions, transportation and other	112,985				108,694						207,564	199,309	410,531	410,709	379,532
Onboard and other	49,316				44,009						91,687	83,210	173,916	169,329	153,137
Payroll and related	82,809				74,374						156,848	147,722	293,059	290,822	265,390
Fuel	75,582				71,615						148,080	137,141	283,678	243,503	207,210
Food	33,674				31,331						63,636	62,711	125,807	124,933	114,064
Other	66,713				57,718						115,953	109,675	191,442	228,580	227,843
Total cruise operating expense	421,079				387,741						783,768	739,768	1,478,433	1,467,876	1,347,176
Other operating expense
Marketing, general and administrative	72,647				61,807						157,417	132,969	251,183	251,351	264,152
Depreciation and amortization	53,854				46,680						102,602	92,477	189,537	183,985	170,191
Total other operating expense	126,501				108,487						260,019	225,446	440,720	435,336	434,343
Operating income	96,853	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	128,277	133,450	357,093	316,112	230,609
Non-operating income (expense)
Interest expense, net	(103,686)				(48,905)						(231,342)	(95,075)	(189,930)	(190,187)	(173,672)
Other income (expense)	306				(2,070)						1,517	940	1,393	934	(33,951)
Total non-operating income (expense)	(103,380)				(50,975)						(229,825)	(94,135)	(188,537)	(189,253)	(207,623)
Net income (loss)	$ (6,527)	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (6,527)	$ 36,031	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986
Other comprehensive income (loss):
Shipboard Retirement Plan	117	98	234	196	(1,330)	(2,615)	349
Cash flow hedges:
Net unrealized gain related to cash flow hedges	(9,721)	(56,427)	(29,417)	(25,750)	19,907	15,198	4,726
Amount realized and reclassified into earnings	(248)	(4,509)	(2,084)	(16,602)	(16,402)	(36,686)	(3,065)
Total other comprehensive income (loss)	(9,852)	(60,838)	(31,267)	(42,156)	2,175	(24,103)	2,010
Total comprehensive income (loss)	$ (16,379)	$ (24,807)	$ (132,815)	$ (2,841)	$ 170,731	$ 102,756	$ 24,996

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 76,192	$ 45,500	$ 58,926
Accounts receivable, net	16,370	15,062	8,159
Inventories	45,429	39,681	36,234
Prepaid expenses and other assets	55,686	64,686	48,824
Total current assets	193,677	164,929	152,143
Property and equipment, net	5,601,690	4,960,142	4,640,093
Goodwill and tradenames	611,330	611,330	602,792
Other long-term assets	174,594	202,026	167,383
Total assets	6,581,291	5,938,427	5,562,411
Current liabilities:
Current portion of long-term debt	272,644	221,233	200,582
Accounts payable	97,100	79,126	80,327
Accrued expenses and other liabilities	219,596	231,040	208,102
Due to Affiliate	37,064	59,897	2,963
Advance ticket sales	542,602	353,793	325,472
Total current liabilities	1,174,858	945,089	817,446
Long-term debt	2,918,566	2,764,120	2,837,499
Due to Affiliate	73,276	147,364
Other long-term liabilities	39,317	63,070	63,003
Total liabilities	4,206,017	3,919,643	3,717,948
Commitments and contingencies
Shareholders' equity:
Ordinary shares, $.0012 par value; 40,000,000 shares authorized; 21,000,000 shares issued and outstanding	25	25	25
Additional paid-in capital	2,824,868	2,335,563	2,331,973
Accumulated other comprehensive income (loss)	(48,886)	(17,619)	(19,794)
Retained earnings (deficit)	(400,733)	(299,185)	(467,741)
Total shareholders' equity	2,375,274	2,018,784	1,844,463
Total liabilities and shareholders' equity	6,581,291	5,938,427	5,562,411
Norwegian Cruise Line Holdings Ltd.
Current liabilities:
Due to NCLH	$ 5,852

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.0012	$ 0.0012	$ 0.0012
Ordinary shares, authorized	40,000,000	40,000,000	40,000,000
Ordinary shares, issued	21,000,000	21,000,000	21,000,000
Ordinary shares, outstanding	21,000,000	21,000,000	21,000,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	115,946	105,742	216,137	211,049	191,913
Loss (gain) on derivatives	(270)	(429)	1,945	(2,338)	603
Write-off of deferred financing fees	36,357	2,358	2,358		6,410
Share-based compensation expense	19,356	330	5,160	1,211	2,520
Premium on debt issuance		6,000	6,000
Equity in earnings of subsidiaries
Changes in operating assets and liabilities:
Accounts receivable, net	(1,308)	(1,281)	(4,592)	(280)	(11)
Inventories	(5,748)	(1,552)	(3,447)	(3,471)	(3,898)
Prepaid expenses and other assets	1,655	943	(3,490)	(4,264)	128,993
Accounts payable	17,974	(11,743)	(1,228)	15,928	36,023
Accrued expenses and other liabilities	(11,133)	10,257	(3,107)	(15,876)	6,136
Advance ticket sales	187,868	105,848	14,302	28,172	38,748
Net cash provided by operating activities	259,149	255,788	398,594	356,990	430,423
Cash flows from investing activities
Additions to property and equipment and other	(759,020)	(174,973)	(303,840)	(184,797)	(977,466)
Net cash used in investing activities	(759,020)	(174,973)	(303,840)	(184,797)	(977,466)
Cash flows from financing activities
Repayments of long-term debt	(2,081,520)	(591,152)	(859,422)	(439,959)	(955,780)
Repayments to Affiliate	(98,171)
Proceeds from long-term debt	2,289,253	520,205	800,618	273,375	1,601,659
Other, primarily deferred financing fees	(38,999)	(3,093)	(49,376)	(1,730)	(93,941)
Net cash provided by (used in) financing activities	530,563	(74,040)	(108,180)	(168,314)	551,938
Net increase (decrease) in cash and cash equivalents	30,692	6,775	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	45,500	58,926	58,926	55,047	50,152
Cash and cash equivalents at end of period	76,192	65,701	45,500	58,926	55,047
Norwegian Cruise Line Holdings Ltd.
Cash flows from financing activities
Contribution from NCLH	$ 460,000

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Change Related to Cash Flow Hedges	Change Related to Shipboard Retirement Plan
Balance at Dec. 31, 2009	$ 1,713,040	$ 25	$ 2,328,302	$ 2,299	$ (617,586)
Share-based compensation	2,520		2,520
Transactions with Affiliates, net (Note 5)	(30)		(30)
Other comprehensive income (loss)	2,010			2,010
Net income	22,986				22,986
Balance at Dec. 31, 2010	1,740,526	25	2,330,792	4,309	(594,600)
Share-based compensation	1,211		1,211
Transactions with Affiliates, net (Note 5)	(30)		(30)
Other comprehensive income (loss)	(24,103)			(24,103)
Net income	126,859				126,859
Balance at Dec. 31, 2011	1,844,463	25	2,331,973	(19,794)	(467,741)	(11,377)	(8,417)
Share-based compensation	660		660
Transactions with Affiliates, net (Note 5)	2,930		2,930
Other comprehensive income (loss)	2,175			2,175		3,505	(1,330)
Net income	168,556				168,556
Balance at Dec. 31, 2012	$ 2,018,784	$ 25	$ 2,335,563	$ (17,619)	$ (299,185)	$ (7,872)	$ (9,747)

Description of Business and Organization	12 Months Ended
Dec. 31, 2012
Description of Business and Organization
1.	Description of Business and Organization

Norwegian Cruise Line commenced operations out of Miami in 1966. On December 15, 2003, the Company was incorporated in Bermuda as a wholly-owned subsidiary of Genting Hong Kong Limited and its affiliates (“Genting HK”).

In January 2008, the Apollo Funds acquired 50% of our outstanding ordinary share capital. As part of this investment, the Apollo Funds assumed control of our Board of Directors. Also, in January 2008, the TPG Viking Funds acquired, in the aggregate, 12.5% of our outstanding share capital from the Apollo Funds. As a result of the aforementioned transactions, our shareholders and their relative ownership percentages of our ordinary shares, as of December 31, 2012, were as follows: Genting HK (50.0%), the Apollo Funds (37.5%) and the TPG Viking Funds (12.5%) (we refer you to Note 12— “Subsequent Events” for more on our organization).

We are a leading global cruise line operator, offering cruise experiences for travelers with a wide variety of itineraries. We strive to offer an innovative and differentiated cruise vacation with the goal of providing our guests the highest levels of overall satisfaction on their cruise experience. In turn, we aim to generate the highest customer loyalty and greatest numbers of repeat guests. We created a distinctive style of cruising called “Freestyle Cruising” on all of our ships, which we believe provides our guests with the freedom and flexibility associated with a resort style atmosphere and experience as well as more dining options than a traditional cruise. As of December 31, 2012, we operated 11 ships offering cruises in Alaska, the Bahamas, Bermuda, the Caribbean, Europe, Hawaii, Mexico, New England, Central and South America, North Africa and Scandinavia.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements are unaudited and, in our opinion, contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented.

Our operations are seasonal and results for interim periods are not necessarily indicative of the results for the entire fiscal year. Historically, demand for cruises has been strongest during the summer months. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012, which are included in our most recently filed Annual Report on Form 10-K.

Revenue and Expense Recognition

Revenue and expense includes taxes assessed by governmental authorities that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included in revenue and expense on a gross basis were $36.1 million and $34.1 million for the three months ended June 30, 2013 and 2012, respectively, and $67.5 million and $66.6 million for the six months ended June 30, 2013 and 2012, respectively.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” Significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification shall be disclosed in a note to the consolidated financial statements or presented parenthetically on the face of the financial statements (we refer you to
Note 3— “Accumulated Other Comprehensive Income (Loss)).”

We have adopted the disclosure requirements as presented in the amendment to subtopic 210-20 “Disclosures about Offsetting Assets and Liabilities” which requires that we disclose separately for assets and liabilities the gross recognition and the offsetting amounts which are permitted by our master netting arrangements for our derivative contracts (we refer you to Note 6— “Fair Value Measurements and Derivatives”).

2.	Summary of Significant Accounting Policies

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented. Estimates are required for the preparation of consolidated financial statements in accordance with generally accepted accounting principles and actual results could differ from these estimates. All significant intercompany accounts and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, and include cash and investments with original maturities of three months or less at acquisition and also include amounts due from credit card processors.

Restricted Cash

Restricted cash consists of cash collateral in respect of certain agreements and is included in prepaid expenses and other assets and other long-term assets in our consolidated balance sheets.

Accounts Receivable

Accounts receivable are shown net of an allowance for doubtful accounts of $1.4 million and $1.9 million as of December 31, 2012 and 2011, respectively.

Inventories

Inventories mainly consist of provisions, supplies and fuel and are carried at the lower of cost or market using the first-in, first-out method of accounting.

Advertising Costs

Advertising costs incurred that result in tangible assets, including brochures, are treated as prepaid expenses and charged to expense as consumed. Advertising costs of $8.3 million and $5.0 million as of December 31, 2012 and 2011, respectively, are included in prepaid expenses and other assets. Expenses related to advertising costs totaled $83.7 million, $79.9 million and $87.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Property and Equipment

Property and equipment are recorded at cost. Major renewals and improvements that we believe add value to our ships are capitalized as a cost of the ship while costs of repairs and maintenance, including Dry-docking costs, are charged to expense as incurred. During ship construction, certain interest is capitalized as a cost of the ship. Gains or losses on the sale of property and equipment are recorded as a component of operating income (expense) in our consolidated statements of operations.

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3- 40 years
Leasehold improvements	Shorter of lease term or asset life

Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or related asset life.

Long-lived assets are reviewed for impairment, based on estimated future cash flows, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets are grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. We consider historical performance and future estimated results in our evaluation of potential impairment and then compare the carrying amount of the asset to the estimated future cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections are considered necessary. The estimation of fair value is generally measured by discounting expected future cash flows at discount rates commensurate with the risk involved.

Goodwill and Tradenames

Goodwill represents the excess of cost over the fair value of net assets acquired. We review goodwill and our tradenames for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of goodwill and our tradenames may not be fully recoverable.

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units in assessing goodwill.

The impairment review of goodwill is based on the expected future cash flows of our ships to determine a fair value of our aggregate reporting unit. Our discounted cash flow valuation reflects our projection for growth and profitability, taking into account our assessment of future market conditions and demand, as well as a determination of a cost of capital that incorporates both business and financial risks. We believe that the discounted cash flow approach is the most representative method to assess fair value, as it utilizes expectations of long-term growth whereas a market-based approach is less dynamic, especially in light of recent negative market conditions, the uncertainty in credit and capital markets and the resulting weakened economic environment.

Revenue and Expense Recognition

Deposits received from guests for future voyages are recorded as advance ticket sales and are subsequently recognized as passenger ticket revenue along with onboard and other revenue, and all associated direct costs of a voyage are recognized as cruise operating expenses, on a pro rata basis over the period of the voyage.

Revenue and expenses include taxes assessed by a governmental authority that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included on a gross basis are $133.6 million, $129.4 million and $110.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Foreign Currency

The majority of our transactions are settled in U.S. dollars. We translate assets and liabilities of our foreign subsidiaries at exchange rates in effect at the balance sheet date. Gains or losses resulting from transactions denominated in other currencies are recognized in our consolidated statements of operations within other income (expense) and such gains or losses were immaterial as of December 31, 2012, 2011 and 2010.

Derivative Instruments and Hedging Activity

From time to time we enter into derivative contracts, primarily forward, swap, option and three-way collar contracts, to reduce our exposure to fluctuations in foreign currency exchange, interest rates and fuel prices. The criteria used to determine whether a transaction qualifies for hedge accounting treatment includes the correlation between fluctuations in the fair value of the hedged item and the fair value of the related derivative instrument and its effectiveness as a hedge. As the derivative is marked to fair value, we elected an accounting policy to net the fair value of our derivatives when a master netting arrangement exists with our counterparties.

A derivative instrument that hedges a forecasted transaction or the variability of cash flows related to a recognized asset or liability may be designated as a cash flow hedge. Changes in fair value of derivative instruments that are designated as cash flow hedges are recorded as a component of accumulated other comprehensive income (loss) until the underlying hedged transactions are recognized in earnings. To the extent that an instrument is not effective as a hedge, gains and losses are recognized in other income (expense) in our consolidated statements of operations. Realized gains and losses related to our fuel hedges are recognized in fuel expense. For presentation in our statement of cash flows, we have elected to classify the cash flows from our cash flow hedges in the same category as the cash flows from the items being hedged.

Concentrations of Credit Risk

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivative instruments, our revolving credit facility and new ship progress payment guarantees, is not considered significant, as we primarily conduct business with large, well-established financial institutions and insurance companies that we have well-established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

Insurance

We use a combination of insurance and self-insurance for a number of risks including claims related to crew and guests, hull and machinery, war risk, workers’ compensation, property damage and general liability. Liabilities associated with certain of these risks, including crew and passenger claims, are estimated actuarially based upon known facts, historical trends and a reasonable estimate of future expenses. While we believe these accruals are adequate, the ultimate losses incurred may differ from those recorded.

Income Taxes

Deferred tax assets and liabilities are calculated in accordance with the liability method. Deferred taxes are recorded using the currently enacted tax rates that apply in the periods that the differences are expected to reverse. Deferred taxes are not discounted.

We provide a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized. With respect to acquired deferred tax assets, future reversals of the valuation allowance will first be applied against goodwill and other intangible assets before recognition of a benefit in our consolidated statements of operations.

Share-Based Compensation

We recognize expense for our share-based compensation awards using a fair-value-based method. Share-based compensation expense is recognized over the requisite service period for awards that are based on service period and not contingent upon any future performance. We refer you to Note 7— “Employee Benefits and Share Option Plans.”

Segment Reporting

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units.

Although we sell cruises on an international basis, our passenger ticket revenue is primarily attributed to guests who make reservations in North America. Revenue attributable to North American guests was 82% for the year ended December 31, 2012 and 83% for each of the years ended December 31, 2011 and 2010. Substantially all of our long–lived assets are located outside of the U.S. and consist primarily of our ships.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
3.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Ships	$5,601,375	$5,314,651
Ships under construction	376,007	184,498
Land	1,009	1,009
Other	233,235	202,928

	6,211,626	5,703,086
Less: accumulated depreciation and amortization	(1,251,484)	(1,062,993)

Total	$4,960,142	$4,640,093

Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $189.5 million, $184.0 million and $170.2 million, respectively. Repairs and maintenance expenses including Dry-docking expenses were $44.7 million, $64.7 million and $60.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Ships under construction include progress payments to the shipyard, planning and design fees, loan interest and commitment fees and other associated costs. Interest costs associated with the construction of ships that were capitalized during the construction period amounted to $22.1 million, $16.7 million and $8.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt
4.	Long-Term Debt

On June 21, 2013, NCLC and certain of its subsidiaries entered into supplemental deeds to the $334.1 million Norwegian Jewel loan, Breakaway/Getaway Term Loan Facilities, €258.0 million Pride of America loan, and €308.1 million Pride of Hawai’i loan. The supplemental deeds amended and restated those credit facilities, reducing the interest rate per annum to a rate equal to the sum of (a) an adjusted LIBOR rate, (b) an applicable margin of 0.95% and (c) certain customary mandatory costs to compensate lenders for the cost of compliance with various financial regulations. In connection with these amendments, we terminated the €40.0 million secured loan agreement, dated as of April 4, 2003, as amended and restated on June 1, 2012, by and among Pride of America Ship Holding, LLC, as borrower, and a syndicate of international banks, and related guarantee by NCLC which had an aggregate outstanding principal balance thereunder of $16.8 million.

On May 24, 2013, NCLC entered into a credit agreement which provides senior secured financing of $1.3 billion, consisting of (i) a $675 million term loan facility maturing on May 24, 2018 (the “Term Loan Facility”), all of which was borrowed for the purpose of refinancing existing senior debt; and (ii) a $625 million revolving credit facility maturing on May 24, 2018 (the “Revolving Loan Facility” and together with the Term Loan Facility, the “new senior secured credit facilities”), $208.0 million of which was borrowed as of June 30, 2013.

Borrowings under the new senior secured credit facilities bear interest at a rate per annum equal to (a) an adjusted LIBOR rate or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50%, (ii) the prime rate of Deutsche Bank and (iii) the adjusted LIBOR rate, in each case plus an applicable margin that is determined by reference to a total leverage ratio, with an applicable margin of between 2.25% and 1.50% with respect to Eurocurrency loans and between 1.25% and 0.50% with respect to base rate loans. The initial applicable margin for borrowings is 2.25% with respect to Eurocurrency borrowings and 1.25% with respect to base rate borrowings.

In addition to paying interest on outstanding principal under the new senior secured credit facilities, a commitment fee rate is determined by reference to a total leverage ratio, with a maximum commitment fee rate of 40% of the applicable margin for Eurocurrency loans.

The Term Loan Facility will be paid in quarterly installments commencing in September 2013, in a principal amount equal to (a) in the case of installments payable on or prior to May 24, 2015, 1.25% of the loans outstanding immediately after the closing date under the Term Loan Facility and (b) in the case of installments payable after May 24, 2015, 2.50% of the loans outstanding immediately after the closing date under the Term Loan Facility, with the remaining unpaid principal amount of loans under the Term Loan Facility due and payable in full at maturity on May 24, 2018. Principal amounts outstanding under the Revolving Loan Facility are due and payable in full at maturity on May 24, 2018.

In connection with the entry into the new senior secured credit facilities, the $750.0 million Senior Secured Revolving Credit Facility and the €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility were terminated. In addition, the remaining balance ($227.5 million) of 9.50% senior unsecured notes, plus premium and accrued and unpaid interest, were redeemed in full on June 28, 2013.

In April 2013, we took delivery of Norwegian Breakaway. To finance the payment due upon delivery, we drew $528.0 million of our €529.8 million Breakaway One Loan which is due April 2025. Also, we drew an aggregate of $57.7 million of our €126.1 million Norwegian Jewel Term Loan and €126.1 million Norwegian Jade Term Loan which will come due April 2016. The loans bear interest at LIBOR plus 1.6%.

In February 2013, NCLC issued $300.0 million aggregate principal amount of senior notes bearing interest at a rate of 5% per annum and maturing on February 15, 2018 (the “Notes Offering”). Interest on the notes will be payable semiannually on February 15 and August 15 of each year, commencing on August 15, 2013. The notes were issued at 99.451%.

We used the net proceeds that we received from the IPO and the Notes Offering, aggregating approximately $770.0 million, to pay down debt; including (i) a prepayment of an aggregate $55.6 million that became payable upon the consummation of the IPO consisting of $21.3 million on our €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility, $14.7 million on our €308.1 million Pride of Hawai’i loan, $8.0 million on our $334.1 million Norwegian Jewel loan, $10.1 million on our €258.0 million Pride of America loan and $1.5 million on our €40.0 million Pride of America commercial loan, (ii) a payment to Genting HK of $79.7 million in connection with the Norwegian Sky purchase agreement, (iii) a full redemption of our $450.0 million 11.75% senior secured notes due 2016 and (iv) a partial redemption of $122.5 million aggregate principal amount of our 9.50% senior unsecured notes. Expenses related to these debt prepayments were approximately $90.5 million and were recognized in interest expense.

4.	Long-Term Debt

Long-term debt consisted of the following (we refer you to Note 12— “Subsequent Events”):

	Interest Rate December 31,		Maturities Through	Balance December 31,
	2012	2011		2012	2011
				(in thousands)
€662.9 million Norwegian Epic Term Loan (1)	2.19%	2.46%	2022	$662,729	$723,990
€624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility (1)	3.40%	3.35%	2019	549,022	623,678
$450.0 million 11.75% Senior Secured Notes (2)	11.75%	11.75%	2016	446,571	445,914
€308.1 million Pride of Hawai’i Loan (1)	2.18%	2.20%	2018	232,583	284,449
$350.0 million 9.50% Senior Unsecured Notes (3)	9.50%	9.50%	2018	355,419	250,000
$334.1 million Norwegian Jewel Term Loan	3.06% - 6.86%	3.18% - 6.86%	2017	150,359	188,216
€258.0 million Pride of America Hermes Loan (1)	3.06% - 6.47%	3.28% - 6.47%	2017	133,468	172,463
$750.0 million Senior Secured Revolving Credit Facility	4.25%	4.31%	2015	91,000	128,000
€529.8 million Breakaway One Loan (1)	1.91%	2.18%	2025	150,996	118,651
€529.8 million Breakaway Two Loan (1)	4.50%	4.50%	2026	112,809	49,768
€590.5 million Breakaway Three Loan (1)	2.98%	—	2027	34,045	—
€40.0 million Pride of America Commercial Loan (1)	3.06% - 7.35%	3.28% - 7.35%	2017	20,288	26,215
€126 million Norwegian Jewel Term Loan	1.92%	2.11%	2016	22,134	10,212
€126 million Norwegian Jade Term Loan	1.92%	2.11%	2017	22,134	10,212
Capital lease obligations	3.00% - 5.00%	3.75% - 5.00%	2014	1,796	6,313

Total debt				2,985,353	3,038,081
Less: current portion of long-term debt				(221,233)	(200,582)

Total long-term debt				$2,764,120	$2,837,499

(1)	Currently U.S. dollar-denominated.
(2)	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
(3)	Net of unamortized premium of $5.4 million as of December 31, 2012.

Costs incurred in connection with the arranging of loan financing have been deferred and are amortized over the life of the loan agreement. The amortization included in interest expense, net was $28.2 million (including a $2.4 million write-off of deferred financing fees), $26.1 million and $26.8 million (including a $6.4 million write-off of deferred financing fees) for the years ended December 31, 2012, 2011 and 2010, respectively.

Our debt agreements contain covenants that, among other things, require us to maintain a minimum level of liquidity, as well as limit our net funded debt-to-capital ratio, maintain certain other ratios and restrict our ability to pay dividends. Our ships and substantially all other property and equipment are pledged as collateral for our debt. We believe we were in compliance with these covenants as of December 31, 2012. There are no restrictions in the agreements that limit intercompany borrowings or dividends between our subsidiaries that would impact our ability to meet our cash obligations.

The following are scheduled principal repayments on long-term debt including capital lease obligations as of December 31, 2012 for each of the next five years (in thousands):

Year	Amount
2013	$221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746

Total	$2,985,353

We had an accrued interest liability of $20.9 million and $22.3 million as of December 31, 2012 and 2011, respectively.

Related Party Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Disclosures
5.	Related Party Disclosures

Following the IPO, NCLH contributed $460.0 million to NCLC. The relative ownership percentages of NCLH’s ordinary shares following the IPO were as follows: Genting HK (43.4%), the Apollo Funds (32.5%), the TPG Viking Funds (10.8%) and public shareholders (13.3%). NCLH is treated as a corporation for U.S. federal income tax purposes and NCLC is treated as a partnership for U.S. federal income tax purposes. As such, certain of the income of NCLC is allocated it its partners (including NCLH) for U.S. federal income tax purposes. Such allocation may result in a tax liability for the partners, in which case, the partners will generally each receive a distribution from NCLC to pay such tax liability, as applicable. We also made a payment of $79.7 million to Genting HK in connection with the Norwegian Sky purchase agreement.

5.	Related Party Disclosures

Transactions with Genting HK, the Apollo Funds and the TPG Viking Funds

As of December 31, 2012, our shareholders and their share ownership were as follows (we refer you to Note 12— “Subsequent Events”):

Shareholder	Number of Shares	Percentage Ownership
Genting HK (1)	10,500,000	50.0%
Apollo Funds (2)	7,875,000	37.5%
TPG Viking Funds (3)	2,625,000	12.5%

(1)	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
(2)	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
(3)	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

In May 2011, we entered into an agreement with Star Cruise Management Limited, a wholly-owned subsidiary of Genting HK, whereby Star Cruise Management Limited will provide sales, marketing and promotional services in the Asia Pacific region. We will pay a monthly commission fee based on net cruise revenue generated under the agreement. We have made no payments under the contract; approximately $1.3 million has been accrued as of December 31, 2012.

In January 2011, we entered into an agreement with Crystal Aim Limited, a wholly-owned subsidiary of Genting HK, for the operation of a call center. Compensation under the agreement will be based on an hourly rate for the services provided. We have paid approximately $0.5 million under the contract from January 2011 until December 31, 2012.

In July 2010, we agreed to extend the Charter of Norwegian Sky from Genting HK to December 31, 2012. This agreement includes two one-year extension options which require the mutual consent of each party. The new agreement also provided us with an option to purchase the ship during the Charter period. In June 2012, we exercised our option with Genting HK to purchase Norwegian Sky pursuant to the Norwegian Sky Agreement. The purchase price was $259.3 million, which consisted of a $50.0 million cash payment and a $209.3 million payable to Genting HK, which is to be repaid over seven equal semi-annual payments beginning June 2013 and has a weighted-average interest rate of 1.52% through maturity. The fair value of the payable was $205.5 million based on discounting the future payments at an imputed interest rate of 2.26% per annum, which was commensurate with the Company’s borrowing rate for similar assets. In the event that an IPO is effectuated on or before May 31, 2013 by Norwegian Cruise line Holdings Ltd., then $79.7 million shall become payable to Genting HK within fourteen days of the IPO effective date, and the remaining balance is to be repaid over seven equal semi-annual payments beginning June 2013. The payable is collateralized by a mortgage and an interest in all earnings, proceeds of insurance and certain other interests related to the ship.

In July 2009, we entered into an agreement with Harrah’s Operating Company, Inc. (now known as Caesars Entertainment Operating Corporation) establishing a marketing alliance which incorporates marketing resources and cross company marketing, purchasing and loyalty programs as well as customer and business intelligence capabilities. Caesars Entertainment Operating Corporation is owned by Affiliates of both Apollo and TPG.

In November 2006, we entered into an agreement with Sabre Inc., an affiliate of TPG, for the use of reservation software. We pay a commission fee based on the number of annual bookings made through the system. We have paid approximately $3.7 million under the contract through December 31, 2012.

Fair Value Measurements and Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements and Derivatives
6.	Fair Value Measurements and Derivatives

Fair value is defined as the price at which an orderly transaction to sell an asset or to transfer a liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value should maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1	Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2	Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3	Significant unobservable inputs we believe market participants would use in pricing the asset or liability based on the best information available.

Derivatives

We are exposed to market risk attributable to changes in interest rates, foreign currency exchange rates and fuel prices. We attempt to minimize these risks through a combination of our normal operating and financing activities and through the use of derivatives. We assess whether derivatives used in hedging transactions are “highly effective” in offsetting changes in the cash flow of our hedged forecasted transactions. We use regression analysis for this hedge relationship and high effectiveness is achieved when a statistically valid relationship reflects a high degree of offset and correlation between the fair values of the derivative and the hedged forecasted transaction. Cash flows from the derivatives are classified in the same category as the cash flows from the underlying hedged transaction. The determination of ineffectiveness is based on the amount of dollar offset between the cumulative change in fair value of the derivative and the cumulative change in fair value of the hedged transaction at the end of the reporting period. If it is determined that a derivative is not highly effective as a hedge, or if the hedged forecasted transaction is no longer probable of occurring, then the amount recognized in accumulated other comprehensive income (loss) is released to earnings. In addition, the ineffective portion of our highly effective hedges is recognized in earnings immediately and reported in other income (expense) in our consolidated statements of operations. There are no amounts excluded from the assessment of hedge effectiveness and there are no credit-risk-related contingent features in our derivative agreements.

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivatives and our revolving credit facility, is not considered significant, as we primarily conduct business with large, well-established financial institutions that we have established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

The following table sets forth the fair value of our derivatives including the balance sheet location (in thousands):

		Asset		Liability
	Balance Sheet location	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Fuel swaps designated as hedging instruments
	Prepaid expenses and other assets	$515	$5,955	$426	$876

	Other long-term assets	—	3,969	—	388

	Accrued expenses and other liabilities	1,514	188	4,548	204

	Other long-term liabilities	589	391	5,075	42
Fuel collars designated as hedging instruments
	Prepaid expenses and other assets	111	1,615	30	530

	Accrued expenses and other liabilities	385	51	391	69

	Other long-term liabilities	406	1,908	533	1,230
Fuel options not designated as hedging instruments
	Prepaid expenses and other assets	—	—	30	304

	Accrued expenses and other liabilities	—	—	391	—

	Other long-term liabilities	—	—	533	1,231
Foreign currency options designated as hedging instruments
	Accrued expenses and other liabilities	—	—	19,949	20,267

	Other long-term liabilities	—	—	—	16,443
Foreign currency forward contracts designated as hedging instruments
	Prepaid expenses and other assets	—	11,685	—	—
Foreign currency collar designated as a hedging instrument
	Prepaid expenses and other assets	6,886	—	1,009	—

	Other long-term assets	—	9,765	—	1,613

The fair values of swap and forward contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. The Company determines the value of options and collars utilizing an option pricing model based on inputs that are either readily available in public markets or can be derived from information available in publicly quoted markets. The option pricing model used by the Company is an industry standard model for valuing options and is used by the broker/dealer community. The inputs to this option pricing model are the option strike price, underlying price, risk-free rate of interest, time to expiration and volatility. The fair value of option contracts considers both the intrinsic value and any remaining time value associated with those derivatives that have not yet settled. The Company also considers counterparty credit risk and its own credit risk in its determination of all estimated fair values. Our derivatives and financial instruments were categorized as Level 2 in the fair value hierarchy, and we had no derivatives or financial instruments categorized as Level 1 or Level 3.

Our derivative contracts include rights of offset with our counterparties. We have elected to net certain assets and liabilities within counterparties. We are not required to post cash collateral related to our derivative instruments. The following table discloses the amounts recognized within assets and liabilities (in thousands):

June 30, 2013	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$7,512	$(1,495)	$6,017	$—	$6,017
Liabilities	31,420	(2,894)	28,526	(19,949)	8,577

December 31, 2012	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$32,989	$(3,711)	$29,278	$(11,685)	$17,593
Liabilities	39,486	(2,538)	36,948	(36,710)	238

Fuel Swaps

As of June 30, 2013, we had fuel swaps maturing through December 31, 2015 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 761,000 metric tons of our projected fuel purchases. The effects of the fuel swaps on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss – effective portion	$(18,074)	$(34,283)	$(13,368)	$(7,819)
Loss recognized in other income (expense) – ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)

Fuel Collars and Options

As of June 30, 2013, we had fuel collars and fuel options maturing through December 31, 2014 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 52,000 metric tons of our projected fuel purchases. The effects of the fuel collars on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss – effective portion	$(1,500)	$(11,674)	$(1,535)	$(2,619)
Gain (loss) recognized in other income (expense) – ineffective portion	14	(1,019)	22	(337)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)

The effects of the fuel options on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other income (expense)	$(275)	$(366)	$581	$1,715

Foreign Currency Options

As of June 30, 2013, we had foreign currency derivatives consisting of call options with deferred premiums which are used to mitigate the financial impact of volatility in foreign currency exchange rates related to our ship construction contracts denominated in euros. If the spot rate at the date the ships are delivered is less than the strike price under these option contracts, we would pay the deferred premium and not exercise the foreign currency options. The notional amount of our foreign currency options was €175.0 million, or $227.7 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. The effects of the foreign currency options on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss – effective portion	$(341)	$(12,193)	$(4,353)	$(17,035)
Loss recognized in other income (expense) – ineffective portion	(22)	(81)	(320)	(350)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	117	—	117	—

Foreign Currency Forward Contracts

We had foreign currency forward contracts which matured in April 2013. The effects of the foreign currency forward contracts on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss – effective portion	$8,747	$1,723	$(7,886)	$1,723
Gain (loss) recognized in other income (expense) – ineffective portion	(2)	—	66	—
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	(20)	—	(20)	—

As of June 30, 2013, the effects of the foreign currency forward contracts on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain recognized in other income (expense)	$—	$—	$20	$—

Foreign Currency Collar

As of June 30, 2013, we had a foreign currency collar used to mitigate the volatility of foreign currency exchange rates related to our ship construction contracts denominated in euros. The notional amount of our foreign currency collar was €100.0 million, or $130.1 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. The effects of the foreign currency collar on the consolidated financial statements which was designated as a cash flow hedge was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss – effective portion	$1,447	$—	$(2,275)	$—

Long-Term Debt

As of June 30, 2013 and December 31, 2012, the fair value of our long-term debt, including the current portion, was $3,093.2 million and $3,106.9 million, which was $98.0 million and $121.5 million higher, respectively, than the carrying values. The difference between the fair value and carrying value of our long-term debt is due to our fixed and variable rate debt obligations carrying interest rates that are above or below market rates at the measurement dates. The fair value of our long-term debt was calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities. The calculation of the fair value of our long-term debt is considered a Level 2 input.

Other

The carrying amounts reported in the consolidated balance sheets of all financial assets and liabilities other than our long-term debt approximate fair value.

6.	Fair Value Measurements and Derivatives

Fair value is defined as the price at which an orderly transaction to sell an asset or to transfer a liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value should maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1	Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2	Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3	Significant unobservable inputs we believe market participants would use in pricing the asset or liability based on the best information available.

Our derivatives and financial instruments were categorized as Level 2 in the fair value hierarchy, and we had no derivatives or financial instruments categorized as Level 1 or Level 3.

Derivatives

We are exposed to market risk attributable to changes in interest rates, foreign currency exchange rates and fuel prices. We attempt to minimize these risks through a combination of our normal operating and financing activities and through the use of derivatives. We assess whether derivatives used in hedging transactions are “highly effective” in offsetting changes in the cash flow of our hedged forecasted transactions. We use regression analysis for this hedge relationship and high effectiveness is achieved when a statistically valid relationship reflects a high degree of offset and correlation between the fair values of the derivative and the hedged forecasted transaction. Cash flows from the derivatives are classified in the same category as the cash flows from the underlying hedged transaction. The determination of ineffectiveness is based on the amount of dollar offset between the cumulative change in fair value of the derivative and the cumulative change in fair value of the hedged transaction at the end of the reporting period. If it is determined that a derivative is not highly effective as a hedge, or if the hedged forecasted transaction is no longer probable of occurring, then the amount recognized in accumulated other comprehensive income (loss) is released to earnings. In addition, the ineffective portion of our highly effective hedges is recognized in earnings immediately and reported in other income (expense) in our consolidated statements of operations. There are no amounts excluded from the assessment of hedge effectiveness and there are no credit-risk-related contingent features in our derivative agreements.

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivatives and our revolving credit facility, is not considered significant, as we primarily conduct business with large, well-established financial institutions that we have established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

The following table sets forth our derivatives measured at fair value and discloses the balance sheet location (in thousands):

	December 31,
	2012	2011
Fuel swaps designated as hedging instruments:
Prepaid expenses and other assets	$5,079	$5,484
Other long-term assets	3,581	—
Accrued expenses and other liabilities	(16)	—
Other long-term liabilities	349	(440)
Fuel collars designated as hedging instruments:
Prepaid expenses and other assets	1,085	4,377
Other long-term assets	—	740
Accrued expenses and other liabilities	(18)	—
Other long-term liabilities	678	—
Fuel options not designated as hedging instruments:
Prepaid expenses and other assets	(304)	—
Accrued expenses and other liabilities	—	(1,278)
Other long-term liabilities	(1,231)	(1,670)
Foreign currency options designated as hedging instruments:
Accrued expenses and other liabilities	(20,267)	—
Other long-term liabilities	(16,443)	(15,927)
Foreign currency forward contracts designated as hedging instruments:
Prepaid expenses and other assets	11,685	—
Foreign currency collar designated as a hedging instrument:
Other long-term assets	8,152	—

The fair values of swap and forward contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. The Company determines the value of options and collars utilizing an option pricing model based on inputs that are either readily available in public markets or can be derived from information available in publicly quoted markets. The option pricing model used by the Company is an industry standard model for valuing options and is used by the broker/dealer community. The inputs to this option pricing model are the option strike price, underlying price, risk free rate of interest, time to expiration, and volatility. The fair value of option contracts considers both the intrinsic value and any remaining time value associated with those derivatives that have not yet settled. The Company also considers counterparty credit risk and its own credit risk in its determination of all estimated fair values. Our derivatives and financial instruments were categorized as Level 2 in the fair value hierarchy, and we had no derivatives or financial instruments categorized as Level 1 or Level 3.

Fuel Swaps

As of December 31, 2012, we had fuel swaps maturing through December 31, 2015 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 534,000 metric tons of our projected fuel purchases. The effects of the fuel swaps on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss) – effective portion	$18,906	$29,928	$5,851
Gain (loss) recognized in other income (expense) – ineffective portion	(509)	457	140
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(14,448)	(36,686)	(3,065)

	$3,949	$(6,301)	$2,926

Fuel Collars and Options

As of December 31, 2012, we had fuel collars and fuel options maturing through December 31, 2014 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 91,000 metric tons of our projected fuel purchases. The effects of the fuel collars on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain (loss) recognized in other comprehensive income (loss) – effective portion	$592	$(147)	$—
Gain (loss) recognized in other income (expense) – ineffective portion	165	(302)	—
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(1,954)	—	—

	$(1,197)	$(449)	$—

The effects of the fuel options on the consolidated financial statements, which were not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other income (expense)	$3,218	$2,422	$—

Foreign Currency Options

As of December 31, 2012, we had foreign currency derivatives consisting of call options with deferred premiums which are used to mitigate the financial impact of volatility in foreign currency exchange rates related to our ship construction contracts denominated in euros. If the spot rate at the date the ships are delivered is less than the strike price under these option contracts we would pay the deferred premium and not exercise the foreign currency options. The notional amount of our foreign currency options was €395.0 million, or $521.1 million based on the euro/U.S. dollar exchange rate as of December 31, 2012. The effects of the foreign currency options on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss recognized in other comprehensive income (loss) – effective portion	$(19,428)	$(14,583)	$(1,125)
Gain (loss) recognized in other income (expense) – ineffective portion	(864)	(239)	20

	$(20,292)	$(14,822)	$(1,105)

Foreign Currency Forward Contracts

As of December 31, 2012, we had foreign currency forward contracts which are used to mitigate the financial impact of volatility in foreign currency exchange rates related to our ship construction contracts denominated in euros. The notional amount of our foreign currency forward contracts was €197.0 million, or $259.9 million based on the euro/U.S. dollar exchange rate as of December 31, 2012. The effects of the foreign currency forward contracts on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss) – effective portion	$11,685	$—	$—
Loss recognized in other income (expense) – ineffective portion	—	—	(33,061)

	$11,685	$—	$(33,061)

Foreign Currency Collar

As of December 31, 2012, we had a foreign currency collar used to mitigate the volatility of foreign currency exchange rates related to our ship construction contracts denominated in euros. The notional amount of our foreign currency collar was €100.0 million, or $131.9 million based on the euro/U.S. dollar exchange rate as of December 31, 2012.

The effects of the foreign currency collar on the consolidated financial statements, which was designated as a cash flow hedge was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss) – effective portion	$8,152	$—	$—

Interest Rate Swap

We had an interest rate swap which matured in October 2010 and we recognized a loss of $623,000 in other income (expense).

Other

The carrying amounts reported in the consolidated balance sheets of all other financial assets and liabilities approximate fair value.

Long-Term Debt

As of December 31, 2012 and 2011, the fair value of our long-term debt, including the current portion, was $3,106.9 million and $3,113.9 million, respectively, which was $121.5 million and $75.8 million higher, respectively, than the carrying values. The difference between the fair value and carrying value of our long-term debt is due to our fixed and variable rate debt obligations carrying interest rates that are above or below market rates at the measurement dates. The fair value of our long-term debt was calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities resulting in Level 2 inputs in the fair value hierarchy. Market risk associated with our long-term variable rate debt is the potential increase in interest expense from an increase in interest rates. The calculation of the fair value of our long-term debt is considered a Level 2 input.

Non-recurring Measurements of Non-financial Assets

Goodwill and other long-lived assets, principally tradenames, are reviewed for impairment on an annual basis or earlier if there is an event or change in circumstances that would indicate that the carrying value of these assets could not be fully recovered.

If the carrying amount of the asset exceeds the estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections considered necessary. The estimation of fair value measured by discounting expected future cash flows at discount rates commensurate with the risk involved are considered Level 3 inputs. We do not believe that we have any impairment to our goodwill or tradenames as of December 31, 2012. We believe our estimates and judgments with respect to our goodwill and tradenames are reasonable. Nonetheless, if there was a material change in assumptions used in the determination of such fair values or if there is a material change in the conditions or circumstances that influence such assets, we could be required to record an impairment charge.

In February 2012, we acquired Sixthman, a company specializing in developing and delivering music oriented Charters. The purchase price was $7.5 million, consisting of $4.0 million in cash and $3.5 million in contingent consideration. As of September 30, 2012, we completed our allocation of the purchase price, which has resulted in recording $8.5 million of goodwill and tradenames related to the acquisition.

Employee Benefits and Share Option Plans	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share Option Plans
7.	Employee Benefits and Share Option Plans

Profits Sharing Agreement

In 2009, we adopted a profits sharing agreement which authorizes us to grant profits interests in the Company to certain key employees. These interests generally vest with the holders based on a combination of performance-based and time-based vesting metrics, each as specified in the Profits Sharing Agreement and each holder’s award agreement. Genting HK, the Apollo Funds and the TPG Viking Funds are entitled to initially receive any distributions made by the Company, pro rata based on their shareholdings in the Company. Once Genting HK, the Apollo Funds and the TPG Viking Funds receive distributions in excess of certain hurdle amounts specified in the Profits Sharing Agreement and each holder’s award agreement, each vested profits interest award generally entitles the holder of such award to a portion of such excess distribution amount.

In connection with the Corporate Reorganization, NCLC’s outstanding profits interests granted under the Profits Sharing Agreement to management (or former management) of NCLC, including the Ordinary Profits Units, are exchanged for an economically equivalent number of NCL Corporation Units. We refer to the NCL Corporation Units exchanged for profits interests granted under the Profits Sharing Agreement as “Management NCL Corporation Units”. The Management NCL Corporation Units received upon the exchange of outstanding profits interests are subject to the same time-based vesting requirements and performance-based vesting requirements applicable to the profits interests for which they were exchanged. The Management NCL Corporation Units issued in exchange for the profits interests represent a 2.7% economic interest in NCLC, based on the IPO price of $19.00 per ordinary share.

The Management NCL Corporation Units, generally consisting of fifty percent of “Time-Based Units” (“TBUs”) and fifty percent of “Performance-Based Units” (“PBUs”).The TBUs generally vest over five years and upon a distribution event, the vesting amount of the PBUs is based on the amount of proceeds that are realized above certain hurdles.

The termination of employment results in forfeiture of any non-vested TBUs and all PBUs. TBUs that are vested can be either continued by the Company or cancelled and paid to the employee. Cancellation can take place anytime after termination but not before two years after the grant date.

The fair value of the profits interests was computed using a binomial (lattice) model using the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	0%	0%	0%
Expected stock price volatility	50.00%	50.00%	50.00%
Risk-free interest rate	1.36%	1.41%	1.41%
Expected unit life	3 years	3 years	3 years

Expected stock price volatility was based on annual volatilities of comparable companies in our industry based on three years of historical data. Risk-free interest rates were adjusted to the average risk-free rates applicable at the grant date. The expected unit life was calculated with the expectation of a distribution event occurring within a three-year period. We estimated forfeitures based on our historical termination rates for the last three years.

The aggregate fair value for the profits interests as of December 31, 2012 was comprised of $13.8 million for PBUs and $8.6 million for TBUs. Total share-based compensation expense recognized for the years ended December 31, 2012, 2011 and 2010 was $0.7 million, $1.2 million and $2.5 million, respectively, and was recorded in marketing, general and administrative expense. As of December 31, 2012, there was $0.6 million of total unrecognized compensation expense related to TBU non-vested shares. As of December 31, 2012, there was no aggregate intrinsic value of options outstanding and exercisable. Pertinent information covering the profits interests pursuant to the Profits Sharing Agreement was as follows:

	Number of Management NCL Corporation Units (1)		TBUs Weighted- Average Price	PBUs Weighted- Average Price
	TBUs	PBUs
Outstanding as of December 31, 2011	2,087,283	3,328,541	$3.53	$3.42
Granted	186,052	186,052	$3.44	$5.98
Forfeited	(7,781)	(18,856)	$3.18	$3.72

Outstanding as of December 31, 2012	2,265,554	3,495,737	$3.53	$3.56

Vested as of December 31, 2012	1,425,258	966,064	$3.86	$3.41

Non-vested as of December 31, 2012	840,296	2,529,674	$2.96	$3.61

(1)	Share amounts reflect the exchange of profits interest for Management NCL Corporate Units in connection with the Corporate Reorganization.

Employee Benefit Plans

Certain of our employees are employed pursuant to agreements that provide for severance payments. Severance is generally only payable upon an involuntary termination of the employee’s employment by us without cause or a termination by the employee for good reason. Severance generally includes a cash payment based on the employee’s base salary (and in some cases, bonus), and our payment of the employee’s continued medical benefits for the applicable severance period. During 2008, we entered into a severance agreement with our former chief executive officer. As of December 31, 2012, the remaining liability was $15.0 million, which includes a fully vested co-investment profits interest award granted under the Profits Sharing Agreement described above.

We maintain annual incentive bonus plans for our executive officers and other key employees. Bonuses under these plans become earned and payable based on both the Company’s and each individual’s performance during the applicable performance period and the individual’s continued employment. Company performance criteria include the attainment of certain financial targets and other strategic objectives.

We maintain a 401(k) Plan for our shoreside employees, including our executive officers. Participants may contribute up to 100% of eligible compensation each pay period, subject to certain limitations. We make matching contributions equal to 100% of the first 3% and 50% of the next 4%—10% of each participant’s contributions. In addition, we may make discretionary supplemental contributions to the Plan, which shall be allocated to each eligible participant on a pro-rata basis based on the compensation of the participant to the total compensation of all participants. Our matching contributions are vested according to a five-year schedule. The 401(k) Plan is subject to the provisions of ERISA and is intended to be qualified under section 401(a) of the U.S. Internal Revenue Code (the “Code”).

Our contributions are reduced by contributions forfeited by those employees who leave the 401(k) Plan prior to vesting fully in the contributions. Forfeited contributions of $0.1 million were utilized in the year ended December 31, 2012 and $0.2 million were utilized in each of the years ended December 31, 2011, and 2010.

We maintain a Supplemental Executive Retirement Plan (“SERP”), which is a legacy unfunded defined contribution plan for certain of our executives who were employed by the Company in an executive capacity prior to 2008. The SERP was frozen to future participation following that date. Messrs. Sheehan and Stuart are the only Named Executive Officers who are eligible to participate in the SERP. The SERP provides for Company contributions on behalf of the participants to compensate them for the benefits that are limited under the 401(k) Plan. We credit participants under the SERP for amounts that would have been contributed by us to the Company’s previous Defined Contribution Retirement Plan and the former 401(k) Plan without regard to any limitations imposed by the Code. Participants do not make any elective contributions under this plan. As of December 31, 2012 and 2011, the aggregate balance of participants’ deferred compensation accounts under the SERP Plan was $0.4 million and $0.7 million, respectively.

We recorded expenses related to the above 401(k) Plan and SERP of $2.8 million, $2.6 million and $2.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

We maintain a Senior Management Retirement Savings Plan (“SMRSP”), which is a legacy unfunded defined contribution plan for certain of our employees, who were employed by the Company prior to 2001. The SMRSP provides for Company contributions on behalf of the participants to compensate them for the difference between the qualified plan benefits that were previously available under the Company’s cash balance pension plan and the redesigned 401(k) Plan. We credit participants under the SMRSP Plan for the difference in the amount that would have been contributed by us to the Company’s previous Norwegian Cruise Line Pension Plan and the qualified plan maximums of the new 401(k) Plan.

Effective January 2009, we implemented the Shipboard Retirement Plan which computes benefits based on years of service, subject to eligibility requirements of the Shipboard Retirement Plan. The Shipboard Retirement Plan is unfunded with no plan assets. The current portion of the projected benefit obligation of $0.7 million and $1.0 million was included in accrued expenses and other liabilities as of December 31, 2012 and 2011, respectively, and $15.5 million and $12.3 million was included in other long-term liabilities in our consolidated balance sheet as of December 31, 2012 and 2011, respectively. The amounts related to the Shipboard Retirement Plan were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Pension expense:
Service cost	$1,367	$1,072	$980
Interest cost	604	531	481
Amortization of prior service cost	378	378	378
Amortization of actuarial loss (gain)	13	—	(29)

Total pension expense	$2,362	$1,981	$1,810

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$13,329	$9,478	$8,017
Service cost	1,367	1,072	980
Interest cost	604	531	481
Actuarial loss	1,721	2,993	—
Direct benefit payments	(800)	(745)	—

Projected benefit obligation at end of year	$16,221	$13,329	$9,478

Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	$16,221	$13,329	$9,478

Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	$(6,427)	$(6,805)	$(7,183)
Accumulated actuarial gain (loss)	(3,320)	(1,612)	1,381

Accumulated other comprehensive income (loss)	$(9,747)	$(8,417)	$(5,802)

The discount rates used in the net periodic benefit cost calculation for the years ended December 31, 2012, 2011 and 2010 were 4.7%, 5.5% and 6.0%, respectively, and the actuarial loss is amortized over 18.86 years. The discount rate is used to measure and recognize obligations, including adjustments to other comprehensive income (loss), and to determine expense during the periods. It is determined by using bond indices which reflect yields on a broad maturity and industry universe of high-quality corporate bonds.

The pension benefits expected to be paid in each of the next five years and in aggregate for the five years thereafter are as follows (in thousands):

Year	Amount
2013	$716
2014	767
2015	794
2016	807
2017	873
Next five years	5,607

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
8.	Income Taxes

We are incorporated in Bermuda, and our subsidiary, Arrasas Limited, is incorporated in the Isle of Man. Generally, we are not subject to income tax in respect of activities undertaken outside these countries.

Under current Bermuda law, we are not subject to tax on income or capital gains. We have received from the Minister of Finance under The Exempted Undertakings Tax Protection Act 1966, as amended, an assurance that, in the event that Bermuda enacts legislation imposing tax computed on profits, income, any capital asset, gain or appreciation, or any tax in the nature of estate duty or inheritance, then the imposition of any such tax shall not be applicable to us or to any of our operations or shares, debentures or other obligations, until March 31, 2035.

We previously had operations in Norway through NCL Holdings ASA (“NCLHA”) and its subsidiaries. Deferred tax assets and liabilities that relate to these prior operations are comprised of the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Loss carryforwards	$30,945	$32,735
Shares in NCL Cruises Ltd.	81,715	64,618
Pension obligation	422	418
Other	113	140

	113,195	97,911
Valuation allowance	(113,195)	(97,911)

Total net deferred taxes	$—	$—

Taxable losses in Norway can be carried forward indefinitely. Total losses available for carry forward related to NCLHA as of December 31, 2012 and 2011 are $110.5 million and $116.9 million, respectively.

In January 2008, NCLC became a partnership for U.S. federal income tax purposes and therefore incurs no U.S. Federal or State income tax liability. Each partner is required to take into account its allocable share of items of income, gain, loss and deduction of the partnership in computing its U.S. federal income tax liability, regardless of whether or not cash distributions are made.

Through 2009, income derived from our U.S.-flagged operation, net of applicable deductions, generally would have been subject to U.S. federal income taxation (generally at a rate of 35%) and state and local taxes. U.S.-sourced dividends and interest paid by our U.S.-flagged operation generally would have been subject to a 30% withholding tax, unless exempt under one of various exceptions.

In December 2009, NCL America Holdings, Inc., the tax owner of the assets of our U.S.-flagged operation, was converted to a limited liability company under Delaware law which resulted in a complete liquidation for U.S. income tax purposes. Thus, subsequent to December 2009, taxes on the income from our U.S.-flagged operation are imposed on our shareholders and we may distribute funds to our shareholders to pay such taxes, or in some cases, pursuant to section 1446 of the Code, withhold such taxes at the partnership level.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
7.	Commitments and Contingencies

Ship Construction Contracts

Norwegian Getaway is under construction with Meyer Werft and is scheduled for delivery in January 2014. This ship will be approximately 144,000 Gross Tons with 4,000 Berths at an aggregate cost of approximately €625.9 million, or $814.3 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. We have export credit financing in place for this ship that provides financing for 90% of its contract price.

We have also ordered two additional cruise ships from Meyer Werft for delivery in the fourth quarter of 2015 and the first quarter of 2017. The new Breakaway Plus Class Ships will be the largest in our fleet at approximately 163,000 Gross Tons and 4,200 Berths each and will be similar in design and innovation to our Breakaway Class Ships. The combined contract cost of the two Breakaway Plus Class Ships is approximately €1.4 billion, or $1.8 billion based on the euro/U.S. dollar exchange rate as of June 30, 2013. We have export credit financing in place for these ships that provides financing for 80% of their contract price.

In connection with the contracts to build the ships, we do not anticipate any contractual breaches or cancellation to occur. However, if any would occur, it could result in, among other things, the forfeiture of prior deposits or payments made by us and potential claims and impairment losses which may materially impact our business, financial condition and results of operations.

Litigation

In July 2009, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and wrongful termination resulting in a loss of retirement benefits. In December 2010, the Court denied the plaintiffs’ Motion for Class Certification. In February 2011, the plaintiffs filed a Motion for Reconsideration as to the Court’s Order on Class Certification which was denied. The Court tried six individual plaintiffs’ claims, and in September 2012 awarded wages aggregating approximately $100,000 to such plaintiffs. The plaintiffs have filed an appeal of the Court’s decision in the individual actions as well as the denial of the Class Certification. We intend to vigorously defend this appeal and are not able at this time to estimate the impact of these proceedings.

In May 2011, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and breach of contract. In July 2012, this action was stayed by the Court pending the outcome of the litigation commenced with the class action complaint filed in July 2009. We are vigorously defending this action and are not able at this time to estimate the impact of these proceedings.

In the normal course of our business, various other claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability is typically limited to our deductible amount. Nonetheless, the ultimate outcome of these claims and lawsuits that are not covered by insurance cannot be determined at this time. We have evaluated our overall exposure with respect to all of our threatened and pending litigation and, to the extent required, we have accrued amounts for all estimable probable losses associated with our deemed exposure. We are currently unable to estimate any other potential contingent losses beyond those accrued, as discovery is not complete nor is adequate information available to estimate such range of loss or potential recovery. We intend to vigorously defend our legal position on all claims and, to the extent necessary, seek recovery.

9.	Commitments and Contingencies

Operating Leases

Total expense under non-cancelable operating lease commitments, primarily for offices, motor vehicles and office equipment was $9.5 million, $9.1 million and $12.4 million for the years ended December 31, 2012, 2011and 2010, respectively.

As of December 31, 2012, minimum annual rentals for non-cancelable leases with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$6,577
2014	6,243
2015	5,351
2016	4,800
2017	4,826
Thereafter	10,373

Total	$38,170

Rental payments applicable to such operating leases are recognized on a straight-line basis over the term of the lease.

Ship Construction Contracts

In September 2010, we reached an agreement with a shipyard to build two new next generation Freestyle Cruising ships Norwegian Breakaway and Norwegian Getaway with financing commitments in place from a syndicate of banks for export credit financing. These ships, each at approximately 144,000 Gross Tons and 4,000 Berths, are scheduled for delivery in the second quarter of 2013 and first quarter of 2014, respectively. The aggregate contract price of the two ships is approximately €1.3 billion, or $1.7 billion based on the euro/U.S. dollar exchange rate as of December 31, 2012.

In October 2012, we reached an agreement with Meyer Werft GmbH of Papenburg, Germany to build a new cruise ship for delivery in the fourth quarter of 2015 with an option to build a second ship with an expected delivery date in spring 2017. Currently referred to as “Breakaway Plus,” this new ship will be the largest in our fleet at approximately 163,000 Gross Tons and 4,200 Berths and will be similar in design and innovation to our current Breakaway class ships which are currently under construction. The contract cost of this ship is approximately €698.4 million, or $921.4 million based on the euro/U.S. dollar exchange rate as of December 31, 2012. We entered into an export credit facility that provides financing for 80% of the contract price of the ship. In addition, we have an option in place for export credit financing for the second ship on similar terms.

In connection with the contracts to build the three ships, we do not anticipate any contractual breaches or cancellation to occur. However, if any would occur, it could result in, among other things, the forfeiture of prior deposits or payments made by us and potential claims and impairment losses which may materially impact our business, financial condition and results of operations.

As of December 31, 2012, minimum annual payments for non-cancelable ship construction contracts with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$705,765
2014	773,061
2015	792,369
2016	—
2017	—
Thereafter	—

Total	$2,271,195

Port Facility Commitments

As of December 31, 2012, future commitments to pay for usage of certain port facilities were as follows (in thousands):

Year	Amount
2013	$23,523
2014	25,155
2015	26,008
2016	26,680
2017	26,665
Thereafter	69,792

Total	$197,823

The U.S. Federal Maritime Commission requires evidence of financial responsibility for those offering transportation on passenger ships operating out of U.S. ports to indemnify passengers in the event of non-performance of the transportation. Accordingly, we are required to maintain a $15.0 million third-party performance guarantee on our behalf in respect of liabilities for non-performance of transportation and other obligations to passengers. Proposed regulations would revise the financial requirements with respect to both death/injury and non-performance coverages. Also we have a legal requirement for us to maintain a security guarantee based on cruise business originated from the United Kingdom and have a bond with the Association of British Travel Agents currently valued at British Pound Sterling 3.2 million. We also are required to establish financial responsibility by other jurisdictions to meet liability in the event of non-performance of our obligations to passengers from those jurisdictions.

Litigation

In July 2009, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and wrongful termination resulting in a loss of retirement benefits. In December 2010, the Court denied the plaintiffs’ Motion for Class Certification. In February 2011, the plaintiffs filed a Motion for Reconsideration as to the Court’s Order on Class Certification which was denied. The Court tried six individual plaintiffs’ claims, and in September 2012 awarded wages aggregating approximately $100,000 to such plaintiffs. The plaintiffs’ have filed an appeal of the Court’s decision in the individual actions as well as the denial of the Class Certification. We intend to vigorously defend this appeal and are not able at this time to estimate the impact of these proceedings.

In May 2011, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and breach of contract. In July 2012 this action was stayed by the Court pending the outcome of the litigation commenced with the class action complaint filed in July 2009. We are vigorously defending this action and are not able at this time to estimate the impact of these proceedings.

In the normal course of our business, various other claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability is typically limited to our deductible amount. Nonetheless, the ultimate outcome of these claims and lawsuits that are not covered by insurance cannot be determined at this time. We have evaluated our overall exposure with respect to all of our threatened and pending litigation and, to the extent required, we have accrued amounts for all estimable probable losses associated with our deemed exposure. We are currently unable to estimate any other potential contingent losses beyond those accrued, as discovery is not complete nor is adequate information available to estimate such range of loss or potential recovery. We intend to vigorously defend our legal position on all claims and, to the extent necessary, seek recovery.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
10.	Supplemental Cash Flow Information

For the years ended December 31, 2012, 2011 and 2010 we paid interest and related fees of $240.6 million, $186.7 million and $254.8 million, respectively. For the year ended December 31, 2012, we had a non-cash investing activity in connection with the Norwegian Sky purchase agreement of $206.1 million.

Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries
11.	Guarantor Subsidiaries

The $450.0 million 11.75% Senior Secured Notes due 2016 issued by us are guaranteed by certain of our subsidiaries with first-priority mortgage liens on four of our ships, Norwegian Star, Norwegian Spirit, Norwegian Sun and Norwegian Dawn, and a first-priority security interest in all earnings, proceeds of insurance and certain other interests related to these ships, subject to certain exceptions and permitted liens. These subsidiary guarantors are 100% owned subsidiaries of NCLC and we have fully and unconditionally guaranteed these notes, subject to customary automatic release provisions, on a joint and several basis.

The following condensed consolidating financial statements for NCLC, the non-guarantor subsidiaries and combined guarantor subsidiaries presents condensed consolidating statements of operations for the years ended December 31, 2012, 2011 and 2010, condensed consolidating balance sheets as of December 31, 2012 and December 31, 2011, and condensed consolidating statements of cash flows for the years ended December 31, 2012, 2011 and 2010, using the equity method of accounting, as well as elimination entries necessary to consolidate the parent company and all of its subsidiaries.

The outstanding debt resides with the primary obligor. Interest expense was allocated based on the appraised value of the ships, and marketing, general and administrative expense was allocated based on Capacity Days. Management fee represents the charge for the allocation of interest expense to the subsidiaries (we refer you to Note 12— “Subsequent Events”).

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$462,462	$1,142,101	$—	$1,604,563
Onboard and other	—	190,115	481,568	—	671,683

Total revenue	—	652,577	1,623,669	—	2,276,246

Cruise operating expense
Commissions, transportation and other	—	122,881	287,650	—	410,531
Onboard and other	—	45,846	128,070	—	173,916
Payroll and related	—	85,889	207,170	—	293,059
Fuel	—	98,288	185,390	—	283,678
Food	—	39,942	85,865	—	125,807
Other	—	54,440	137,002	—	191,442

Total cruise operating expense	—	447,286	1,031,147	—	1,478,433

Other operating expense
Marketing, general and administrative	—	96,269	154,914	—	251,183
Depreciation and amortization	—	56,049	133,488	—	189,537

Total other operating expense	—	152,318	288,402	—	440,720

Operating income	—	52,973	304,120	—	357,093

Non-operating income (expense)
Interest expense, net	(106,630)	(29,577)	(160,353)	106,630	(189,930)
Management fee	106,630	—	—	(106,630)	—
Other income (expense)	2,036	91	(734)	—	1,393
Equity in earnings of subsidiaries	166,520	—	—	(166,520)	—

Total non-operating income (expense)	168,556	(29,486)	(161,087)	(166,520)	(188,537)

Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556

Comprehensive income
Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556
Total other comprehensive income	2,175	(5,985)	(10,417)	16,402	2,175

Total comprehensive income	$170,731	$17,502	$132,616	$(150,118)	$170,731

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$443,691	$1,119,672	$—	$1,563,363
Onboard and other	—	196,630	459,331	—	655,961

Total revenue	—	640,321	1,579,003	—	2,219,324

Cruise operating expense
Commissions, transportation and other	—	117,159	293,550	—	410,709
Onboard and other	—	53,117	116,212	—	169,329
Payroll and related	—	87,192	203,630	—	290,822
Fuel	—	89,091	154,412	—	243,503
Food	—	38,550	86,383	—	124,933
Other	—	73,776	154,804	—	228,580

Total cruise operating expense	—	458,885	1,008,991	—	1,467,876

Other operating expense
Marketing, general and administrative	—	94,472	156,879	—	251,351
Depreciation and amortization	—	55,939	128,046	—	183,985

Total other operating expense	—	150,411	284,925	—	435,336

Operating income	—	31,025	285,087	—	316,112

Non-operating income (expense)
Interest expense, net	(83,575)	(30,470)	(159,717)	83,575	(190,187)
Management fee	83,575	—	—	(83,575)	—
Other income (expense)	2,329	52	(1,447)	—	934
Equity in earnings of subsidiaries	124,530	—	—	(124,530)	—

Total non-operating income (expense)	126,859	(30,418)	(161,164)	(124,530)	(189,253)

Net income	$126,859	$607	$123,923	$(124,530)	$126,859

Comprehensive income
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Total other comprehensive income	(24,103)	(13,297)	(23,389)	36,686	(24,103)

Total comprehensive income	$102,756	$(12,690)	$100,534	$(87,844)	$102,756

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$458,763	$953,022	$—	$1,411,785
Onboard and other	—	193,075	407,268	—	600,343

Total revenue	—	651,838	1,360,290	—	2,012,128

Cruise operating expense
Commissions, transportation and other	—	129,744	249,788	—	379,532
Onboard and other	—	51,941	101,196	—	153,137
Payroll and related	—	83,272	182,118	—	265,390
Fuel	—	82,071	125,139	—	207,210
Food	—	39,164	74,900	—	114,064
Other	—	73,044	154,799	—	227,843

Total cruise operating expense	—	459,236	887,940	—	1,347,176

Other operating expense
Marketing, general and administrative		106,529	157,623	—	264,152
Depreciation and amortization	—	56,027	114,164	—	170,191

Total other operating expense	—	162,556	271,787	—	434,343

Operating income	—	30,046	200,563	—	230,609

Non-operating income (expense)
Interest expense, net	(107,631)	(29,854)	(143,818)	107,631	(173,672)
Management fee	107,631	—	—	(107,631)	—
Other expense	(33,497)	(192)	(262)	—	(33,951)
Equity in earnings of subsidiaries	56,483	—	—	(56,483)	—

Total non-operating income (expense)	22,986	(30,046)	(144,080)	(56,483)	(207,623)

Net income	$22,986	$—	$56,483	$(56,483)	$22,986

Comprehensive income
Net income	$22,986	$—	$56,483	$(56,483)	$22,986
Total other comprehensive income	2,010	(1,187)	(1,878)	3,065	2,010

Total comprehensive income	$24,996	$(1,187)	$54,605	$(53,418)	$24,996

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,462	$38,038	$—	$45,500
Accounts receivable, net	—	1,747	13,315	—	15,062
Due from Affiliate	2,457,348	—	—	(2,457,348)	—
Inventories	—	13,445	26,236	—	39,681
Prepaid expenses and other assets	18,003	2,272	44,411	—	64,686

Total current assets	2,475,351	24,926	122,000	(2,457,348)	164,929
Property and equipment, net	—	1,182,926	3,777,216	—	4,960,142
Goodwill and tradenames	602,792	—	8,538	—	611,330
Other long-term assets	61,070	—	140,956	—	202,026
Investment in subsidiaries	385,453	—	—	(385,453)	—

Total assets	$3,524,666	$1,207,852	$4,048,710	$(2,842,801)	$5,938,427

Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$53,543	$—	$167,690	$—	$221,233
Accounts payable	—	884	78,242	—	79,126
Accrued expenses and other liabilities	47,224	47,325	136,491	—	231,040
Due to Affiliate	—	691,216	1,826,029	(2,457,348)	59,897
Advance ticket sales	—	—	353,793	—	353,793

Total current liabilities	100,767	739,425	2,562,245	(2,457,348)	945,089
Long-term debt	1,388,469	—	1,375,651	—	2,764,120
Due to Affiliate	—	—	147,364	—	147,364
Other long-term liabilities	16,646	4,608	41,816	—	63,070

Total liabilities	1,505,882	744,033	4,127,076	(2,457,348)	3,919,643

Commitments and contingencies
Shareholders’ equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,335,563	379,946	235,788	(615,734)	2,335,563
Accumulated other comprehensive loss	(17,619)	—	(9,747)	9,747	(17,619)
Retained earnings (deficit)	(299,185)	83,849	(392,225)	308,376	(299,185)

Total shareholders’ equity	2,018,784	463,819	(78,366)	(385,453)	2,018,784

Total liabilities and shareholders’ equity	$3,524,666	$1,207,852	$4,048,710	$(2,842,801)	$5,938,427

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,133	$51,793	$—	$58,926
Accounts receivable, net	—	1,852	6,307	—	8,159
Due from Affiliate	2,451,062	—	—	(2,451,062)	—
Inventories	—	10,983	25,251	—	36,234
Prepaid expenses and other assets	13,287	5,840	29,697	—	48,824

Total current assets	2,464,349	25,808	113,048	(2,451,062)	152,143
Property and equipment, net	—	1,227,082	3,413,011	—	4,640,093
Goodwill and tradenames	602,792	—	—	—	602,792
Other long-term assets	56,972	—	110,411	—	167,383
Investment in subsidiaries	215,969	—	—	(215,969)	—

Total assets	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$46,029	$—	$154,553	$—	$200,582
Accounts payable	—	608	79,719	—	80,327
Accrued expenses and other liabilities	26,815	44,556	136,731	—	208,102
Due to Affiliate	—	764,978	1,689,047	(2,451,062)	2,963
Advance ticket sales	—	—	325,472	—	325,472

Total current liabilities	72,844	810,142	2,385,522	(2,451,062)	817,446
Long-term debt	1,401,563	—	1,435,936	—	2,837,499
Other long-term liabilities	21,212	2,416	39,375	—	63,003

Total liabilities	1,495,619	812,558	3,860,833	(2,451,062)	3,717,948

Commitments and contingencies
Shareholders’ equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,331,973	379,946	231,495	(611,441)	2,331,973
Accumulated other comprehensive loss	(19,794)	—	(8,418)	8,418	(19,794)
Retained earnings (deficit)	(467,741)	60,362	(535,258)	474,896	(467,741)

Total shareholders’ equity	1,844,463	440,332	(224,363)	(215,969)	1,844,463

Total liabilities and shareholders’ equity	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,625	56,050	148,462	—	216,137
Loss on derivatives	1,945	—	—	—	1,945
Write-off of deferred financing fees	918	—	1,440	—	2,358
Share-based compensation expense	—	—	5,160	—	5,160
Premium on debt issuance	6,000	—	—	—	6,000
Equity in earnings of subsidiaries	(166,520)	—	—	166,520	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	105	(4,697)	—	(4,592)
Inventories	—	(2,462)	(985)	—	(3,447)
Prepaid expenses and other assets	1,245	3,568	(8,303)	—	(3,490)
Accounts payable	—	276	(1,504)	—	(1,228)
Accrued expenses and other liabilities	(9,052)	(68,801)	74,746	—	(3,107)
Advance ticket sales	—	—	14,302	—	14,302

Net cash provided by operating activities	14,717	12,223	371,654	—	398,594

Cash flows from investing activities
Additions to property and equipment	—	(11,894)	(291,946)	—	(303,840)

Net cash used in investing activities	—	(11,894)	(291,946)	—	(303,840)

Cash flows from financing activities
Repayments of long-term debt	(658,978)	—	(200,444)	—	(859,422)
Proceeds from long-term debt	647,322	—	153,296	—	800,618
Other, primarily deferred financing fees	(3,061)	—	(46,315)	—	(49,376)

Net cash used in financing activities	(14,717)	—	(93,463)	—	(108,180)

Net increase (decrease) in cash and cash equivalents	—	329	(13,755)	—	(13,426)
Cash and cash equivalents at beginning of year	—	7,133	51,793	—	58,926

Cash and cash equivalents at end of year	$—	$7,462	$38,038	$—	$45,500

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,405	55,939	143,705	—	211,049
Gain on derivatives	(2,338)	—	—	—	(2,338)
Share-based compensation expense	—	—	1,211	—	1,211
Equity in earnings of subsidiaries	(124,530)	—	—	124,530	—
Changes in operating assets and liabilities:
Accounts receivable, net	1,314	(1,449)	(145)	—	(280)
Inventories	—	133	(3,604)	—	(3,471)
Prepaid expenses and other assets	(3,840)	(751)	327	—	(4,264)
Accounts payable	—	(390)	16,318	—	15,928
Accrued expenses and other liabilities	171,860	(18,980)	(168,756)	—	(15,876)
Advance ticket sales	—	—	28,172	—	28,172

Net cash provided by operating activities	180,730	35,109	141,151	—	356,990

Cash flows from investing activities
Additions to property and equipment	—	(35,809)	(148,988)	—	(184,797)

Net cash used in investing activities	—	(35,809)	(148,988)	—	(184,797)

Cash flows from financing activities
Repayments of long-term debt	(363,000)	—	(76,959)	—	(439,959)
Proceeds from long-term debt	184,000	—	89,375	—	273,375
Other	(1,730)	—	—	—	(1,730)

Net cash provided by (used in) financing activities	(180,730)	—	12,416	—	(168,314)

Net increase (decrease) in cash and cash equivalents	—	(700)	4,579	—	3,879
Cash and cash equivalents at beginning of year	—	7,833	47,214	—	55,047

Cash and cash equivalents at end of year	$—	$7,133	$51,793	$—	$58,926

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$22,986	$—	$56,483	$(56,483)	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	10,768	56,027	125,118	—	191,913
Loss on derivatives	603	—	—	—	603
Write-off of deferred financing fees	1,751	—	4,659	—	6,410
Share-based compensation expense	—	—	2,520	—	2,520
Equity in earnings of subsidiaries	(56,483)	—	—	56,483	—
Changes in operating assets and liabilities:
Accounts receivable, net	(25)	779	(765)	—	(11)
Inventories	—	1,109	(5,007)	—	(3,898)
Prepaid expenses and other assets	(3,849)	5,108	127,734	—	128,993
Accounts payable	—	(4,944)	40,967	—	36,023
Accrued expenses and other liabilities	118,779	(37,745)	(74,898)	—	6,136
Advance ticket sales	—	—	38,748	—	38,748

Net cash provided by operating activities	94,530	20,334	315,559	—	430,423

Cash flows from investing activities
Additions to property and equipment	—	(22,404)	(955,062)	—	(977,466)

Net cash used in investing activities	—	(22,404)	(955,062)	—	(977,466)

Cash flows from financing activities
Repayments of long-term debt	(774,526)	—	(181,254)	—	(955,780)
Proceeds from long-term debt	689,000	—	912,659	—	1,601,659
Other, primarily deferred financing fees	(9,007)	—	(84,934)	—	(93,941)

Net cash provided by (used in) financing activities	(94,533)	—	646,471	—	551,938

Net increase (decrease) in cash and cash equivalents	—	(2,070)	6,965	—	4,895
Cash and cash equivalents at beginning of year	—	9,903	40,249	—	50,152

Cash and cash equivalents at end of year	$—	$7,833	$47,214	$—	$55,047

Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Event
8.	Subsequent Event

In July 2013, we confirmed an order with Meyer Werft to proceed with the construction of the second Breakaway Plus Class Ship to be delivered in the first quarter of 2017. The contract cost of this second Breakaway Plus Class Ship is approximately €698.4 million, or $908.6 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. We have export credit financing in place for this ship that provides financing for 80% of its contract price.

12.	Subsequent Events

On January 24, 2013, Norwegian Cruise Line Holdings Ltd. (“NCLH”), which was formed with the issuance of 10,000 ordinary shares at $.001 per share in February 2011, completed an IPO of its ordinary shares. In connection with the consummation of the IPO, NCLC’s ordinary shares were exchanged for the ordinary shares of NCLH, and NCLH became the owner of 100% of the ordinary shares (representing a 97.3% economic interest) and parent company of NCLC (the “Corporate Reorganization”). The Corporate Reorganization was effected solely for the purpose of reorganizing our corporate structure. NCLH has not, prior to the completion of the Corporate Reorganization, conducted any activities other than those incidental to its formation and preparations for the Corporate Reorganization and the IPO. Following the IPO, the relative ownership percentages of NCLH’s ordinary shares were as follows: Genting HK (43.4%), the Apollo Funds (32.5%), the TPG Viking Funds (10.8%) and public shareholders (13.3%). NCLH is treated as a corporation for U.S. federal income tax purposes.

In February 2013, we issued $300.0 million aggregate principal amount of Senior Notes. The Notes will bear interest at a rate of 5.00% per annum and will mature on February 15, 2018. Interest on the Notes will be payable semiannually on February 15 and August 15 of each year, commencing on August 15, 2013. The notes were issued at 99.451%.

We used the net proceeds that we received from the IPO and notes offering, aggregating approximately $770.0 million, to pay down debt; including (i) a prepayment of an aggregate $55.6 million that became payable upon the consummation of the IPO consisting of $21.3 million on our €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility, $14.7 million on our €308.1 million Pride of Hawai’i loan, $8.0 million on our $334.1 million Norwegian Jewel loan, $10.1 million on our €258.0 million Pride of America loan, and $1.5 million on our €40.0 million Pride of America commercial loan, (ii) a payment to Genting HK of $79.7 million in connection with the Norwegian Sky purchase agreement, (iii) a full redemption of our $450.0 million 11.75% senior secured notes due 2016, (iv) a partial redemption of $122.5 million aggregate principal amount of our $350.0 million 9.50% senior notes. Related premiums, breakage fees and expenses associated with the IPO, notes offering and the redemptions of our notes are estimated to be approximately $104.0 million.

Quarterly Selected Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Selected Financial Data (Unaudited)
13.	Quarterly Selected Financial Data (Unaudited) (in thousands)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2012	2011	2012	2011	2012	2011	2012		2011
Total revenue	$515,430	$495,510	$583,234	$568,586	$674,411	$666,634	$503,171		$488,594
Operating income	46,444	37,504	87,006	76,250	174,138	160,019	49,505		42,339
Net income (loss)	3,284	(7,933)	36,031	29,224	128,188	107,509	1,053	(1)	(1,941)

The seasonality of the North American cruise industry generally results in the greatest demand for cruises during the summer months. This predictable seasonality in demand has resulted in fluctuations in our revenue and results of operations. The seasonality of our results is increased due to ships being taken out of service for regularly scheduled Dry-docks, which we typically schedule during non-peak demand periods.

(1)	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Corporate Reorganization	6 Months Ended
Jun. 30, 2013
Corporate Reorganization
1.	Corporate Reorganization

In January 2013, NCLH completed the IPO of 27,058,824 ordinary shares, par value $.001 per share. In connection with the consummation of the IPO, NCLC’s ordinary shares were exchanged for the ordinary shares of NCLH, and NCLH became the owner of 100% of the ordinary shares (representing a 97.3% economic interest) and parent company of NCLC (the “Corporate Reorganization”). Accordingly, NCLH contributed $460.0 million to NCLC and the historical financial statements of NCLC became those of NCLH. As a result of the Corporate Reorganization, the Management NCL Corporation Units created a non-controlling interest within NCLH. The Corporate Reorganization was effected solely for the purpose of reorganizing our corporate structure. NCLH had not, prior to the completion of the Corporate Reorganization, conducted any activities other than those incidental to its formation and to preparations for the Corporate Reorganization and the IPO (we refer you to Note 5—“Related Party Disclosures” for more information on the Corporate Reorganization).

Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss)
3.	Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) for the six months ended June 30, 2013 was as follows (in thousands):

	Accumulated Other Comprehensive Income (Loss)	Change Related to Cash Flow Hedges		Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period	$(17,619)	$(7,872)		$(9,747)
Current period other comprehensive loss before reclassifications	(29,417)	(29,417)		—
Amounts reclassified from accumulated other comprehensive income (loss)	(1,850)	(2,084	) (1)	234 (2)

Accumulated other comprehensive income (loss) at end of period	$(48,886)	$(39,373	) (3)	$(9,513)

(1)	Amount reclassified to fuel expense.
(2)	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
(3)	Of the existing amounts related to derivatives designated as cash flow hedges, $5.1 million is expected to be reclassified into earnings in the next 12 months.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are unaudited and, in our opinion, contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented.

Our operations are seasonal and results for interim periods are not necessarily indicative of the results for the entire fiscal year. Historically, demand for cruises has been strongest during the summer months. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012, which are included in our most recently filed Annual Report on Form 10-K.

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented. Estimates are required for the preparation of consolidated financial statements in accordance with generally accepted accounting principles and actual results could differ from these estimates. All significant intercompany accounts and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, and include cash and investments with original maturities of three months or less at acquisition and also include amounts due from credit card processors.

Restricted Cash

Restricted Cash

Restricted cash consists of cash collateral in respect of certain agreements and is included in prepaid expenses and other assets and other long-term assets in our consolidated balance sheets.

Accounts Receivable		Accounts Receivable Accounts receivable are shown net of an allowance for doubtful accounts of $1.4 million and $1.9 million as of December 31, 2012 and 2011, respectively.
Inventories		Inventories Inventories mainly consist of provisions, supplies and fuel and are carried at the lower of cost or market using the first-in, first-out method of accounting.
Advertising Costs

Advertising Costs

Advertising costs incurred that result in tangible assets, including brochures, are treated as prepaid expenses and charged to expense as consumed. Advertising costs of $8.3 million and $5.0 million as of December 31, 2012 and 2011, respectively, are included in prepaid expenses and other assets. Expenses related to advertising costs totaled $83.7 million, $79.9 million and $87.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Major renewals and improvements that we believe add value to our ships are capitalized as a cost of the ship while costs of repairs and maintenance, including Dry-docking costs, are charged to expense as incurred. During ship construction, certain interest is capitalized as a cost of the ship. Gains or losses on the sale of property and equipment are recorded as a component of operating income (expense) in our consolidated statements of operations.

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3- 40 years
Leasehold improvements	Shorter of lease term or asset life

Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or related asset life.

Long-lived assets are reviewed for impairment, based on estimated future cash flows, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets are grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. We consider historical performance and future estimated results in our evaluation of potential impairment and then compare the carrying amount of the asset to the estimated future cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections are considered necessary. The estimation of fair value is generally measured by discounting expected future cash flows at discount rates commensurate with the risk involved.

Goodwill and Tradenames

Goodwill and Tradenames

Goodwill represents the excess of cost over the fair value of net assets acquired. We review goodwill and our tradenames for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of goodwill and our tradenames may not be fully recoverable.

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units in assessing goodwill.

The impairment review of goodwill is based on the expected future cash flows of our ships to determine a fair value of our aggregate reporting unit. Our discounted cash flow valuation reflects our projection for growth and profitability, taking into account our assessment of future market conditions and demand, as well as a determination of a cost of capital that incorporates both business and financial risks. We believe that the discounted cash flow approach is the most representative method to assess fair value, as it utilizes expectations of long-term growth whereas a market-based approach is less dynamic, especially in light of recent negative market conditions, the uncertainty in credit and capital markets and the resulting weakened economic environment.

Revenue and Expense Recognition

Revenue and Expense Recognition

Revenue and expense includes taxes assessed by governmental authorities that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included in revenue and expense on a gross basis were $36.1 million and $34.1 million for the three months ended June 30, 2013 and 2012, respectively, and $67.5 million and $66.6 million for the six months ended June 30, 2013 and 2012, respectively.

Revenue and Expense Recognition

Deposits received from guests for future voyages are recorded as advance ticket sales and are subsequently recognized as passenger ticket revenue along with onboard and other revenue, and all associated direct costs of a voyage are recognized as cruise operating expenses, on a pro rata basis over the period of the voyage.

Revenue and expenses include taxes assessed by a governmental authority that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included on a gross basis are $133.6 million, $129.4 million and $110.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Foreign Currency

Foreign Currency

The majority of our transactions are settled in U.S. dollars. We translate assets and liabilities of our foreign subsidiaries at exchange rates in effect at the balance sheet date. Gains or losses resulting from transactions denominated in other currencies are recognized in our consolidated statements of operations within other income (expense) and such gains or losses were immaterial as of December 31, 2012, 2011 and 2010.

Derivative Instruments and Hedging Activity

Derivative Instruments and Hedging Activity

From time to time we enter into derivative contracts, primarily forward, swap, option and three-way collar contracts, to reduce our exposure to fluctuations in foreign currency exchange, interest rates and fuel prices. The criteria used to determine whether a transaction qualifies for hedge accounting treatment includes the correlation between fluctuations in the fair value of the hedged item and the fair value of the related derivative instrument and its effectiveness as a hedge. As the derivative is marked to fair value, we elected an accounting policy to net the fair value of our derivatives when a master netting arrangement exists with our counterparties.

A derivative instrument that hedges a forecasted transaction or the variability of cash flows related to a recognized asset or liability may be designated as a cash flow hedge. Changes in fair value of derivative instruments that are designated as cash flow hedges are recorded as a component of accumulated other comprehensive income (loss) until the underlying hedged transactions are recognized in earnings. To the extent that an instrument is not effective as a hedge, gains and losses are recognized in other income (expense) in our consolidated statements of operations. Realized gains and losses related to our fuel hedges are recognized in fuel expense. For presentation in our statement of cash flows, we have elected to classify the cash flows from our cash flow hedges in the same category as the cash flows from the items being hedged.

Concentrations of Credit Risk

Concentrations of Credit Risk

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivative instruments, our revolving credit facility and new ship progress payment guarantees, is not considered significant, as we primarily conduct business with large, well-established financial institutions and insurance companies that we have well-established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

Insurance

Insurance

We use a combination of insurance and self-insurance for a number of risks including claims related to crew and guests, hull and machinery, war risk, workers’ compensation, property damage and general liability. Liabilities associated with certain of these risks, including crew and passenger claims, are estimated actuarially based upon known facts, historical trends and a reasonable estimate of future expenses. While we believe these accruals are adequate, the ultimate losses incurred may differ from those recorded.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are calculated in accordance with the liability method. Deferred taxes are recorded using the currently enacted tax rates that apply in the periods that the differences are expected to reverse. Deferred taxes are not discounted.

We provide a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized. With respect to acquired deferred tax assets, future reversals of the valuation allowance will first be applied against goodwill and other intangible assets before recognition of a benefit in our consolidated statements of operations.

Share-Based Compensation

Share-Based Compensation

We recognize expense for our share-based compensation awards using a fair-value-based method. Share-based compensation expense is recognized over the requisite service period for awards that are based on service period and not contingent upon any future performance. We refer you to Note 7— “Employee Benefits and Share Option Plans.”

Segment Reporting

Segment Reporting

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units.

Although we sell cruises on an international basis, our passenger ticket revenue is primarily attributed to guests who make reservations in North America. Revenue attributable to North American guests was 82% for the year ended December 31, 2012 and 83% for each of the years ended December 31, 2011 and 2010. Substantially all of our long–lived assets are located outside of the U.S. and consist primarily of our ships.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” Significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification shall be disclosed in a note to the consolidated financial statements or presented parenthetically on the face of the financial statements (we refer you to
Note 3— “Accumulated Other Comprehensive Income (Loss)).”

We have adopted the disclosure requirements as presented in the amendment to subtopic 210-20 “Disclosures about Offsetting Assets and Liabilities” which requires that we disclose separately for assets and liabilities the gross recognition and the offsetting amounts which are permitted by our master netting arrangements for our derivative contracts (we refer you to Note 6— “Fair Value Measurements and Derivatives”).

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3- 40 years
Leasehold improvements	Shorter of lease term or asset life

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Ships	$5,601,375	$5,314,651
Ships under construction	376,007	184,498
Land	1,009	1,009
Other	233,235	202,928

	6,211,626	5,703,086
Less: accumulated depreciation and amortization	(1,251,484)	(1,062,993)

Total	$4,960,142	$4,640,093

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Long-term debt consisted of the following (we refer you to Note 12— “Subsequent Events”):

	Interest Rate December 31,		Maturities Through	Balance December 31,
	2012	2011		2012	2011
				(in thousands)
€662.9 million Norwegian Epic Term Loan (1)	2.19%	2.46%	2022	$662,729	$723,990
€624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility (1)	3.40%	3.35%	2019	549,022	623,678
$450.0 million 11.75% Senior Secured Notes (2)	11.75%	11.75%	2016	446,571	445,914
€308.1 million Pride of Hawai’i Loan (1)	2.18%	2.20%	2018	232,583	284,449
$350.0 million 9.50% Senior Unsecured Notes (3)	9.50%	9.50%	2018	355,419	250,000
$334.1 million Norwegian Jewel Term Loan	3.06% - 6.86%	3.18% - 6.86%	2017	150,359	188,216
€258.0 million Pride of America Hermes Loan (1)	3.06% - 6.47%	3.28% - 6.47%	2017	133,468	172,463
$750.0 million Senior Secured Revolving Credit Facility	4.25%	4.31%	2015	91,000	128,000
€529.8 million Breakaway One Loan (1)	1.91%	2.18%	2025	150,996	118,651
€529.8 million Breakaway Two Loan (1)	4.50%	4.50%	2026	112,809	49,768
€590.5 million Breakaway Three Loan (1)	2.98%	—	2027	34,045	—
€40.0 million Pride of America Commercial Loan (1)	3.06% - 7.35%	3.28% - 7.35%	2017	20,288	26,215
€126 million Norwegian Jewel Term Loan	1.92%	2.11%	2016	22,134	10,212
€126 million Norwegian Jade Term Loan	1.92%	2.11%	2017	22,134	10,212
Capital lease obligations	3.00% - 5.00%	3.75% - 5.00%	2014	1,796	6,313

Total debt				2,985,353	3,038,081
Less: current portion of long-term debt				(221,233)	(200,582)

Total long-term debt				$2,764,120	$2,837,499

(1)	Currently U.S. dollar-denominated.
(2)	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
(3)	Net of unamortized premium of $5.4 million as of December 31, 2012.

Principal Repayments on Long-Term Debt Including Capital Lease Obligations

The following are scheduled principal repayments on long-term debt including capital lease obligations as of December 31, 2012 for each of the next five years (in thousands):

Year	Amount
2013	$221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746

Total	$2,985,353

Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders and Share Ownership

As of December 31, 2012, our shareholders and their share ownership were as follows (we refer you to Note 12— “Subsequent Events”):

Shareholder	Number of Shares	Percentage Ownership
Genting HK (1)	10,500,000	50.0%
Apollo Funds (2)	7,875,000	37.5%
TPG Viking Funds (3)	2,625,000	12.5%

(1)	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
(2)	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
(3)	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

Fair Value Measurements and Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivatives Measured at Fair Value and Disclosed by Balance Sheet Location

The following table sets forth the fair value of our derivatives including the balance sheet location (in thousands):

		Asset		Liability
	Balance Sheet location	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Fuel swaps designated as hedging instruments
	Prepaid expenses and other assets	$515	$5,955	$426	$876

	Other long-term assets	—	3,969	—	388

	Accrued expenses and other liabilities	1,514	188	4,548	204

	Other long-term liabilities	589	391	5,075	42
Fuel collars designated as hedging instruments
	Prepaid expenses and other assets	111	1,615	30	530

	Accrued expenses and other liabilities	385	51	391	69

	Other long-term liabilities	406	1,908	533	1,230
Fuel options not designated as hedging instruments
	Prepaid expenses and other assets	—	—	30	304

	Accrued expenses and other liabilities	—	—	391	—

	Other long-term liabilities	—	—	533	1,231
Foreign currency options designated as hedging instruments
	Accrued expenses and other liabilities	—	—	19,949	20,267

	Other long-term liabilities	—	—	—	16,443
Foreign currency forward contracts designated as hedging instruments
	Prepaid expenses and other assets	—	11,685	—	—
Foreign currency collar designated as a hedging instrument
	Prepaid expenses and other assets	6,886	—	1,009	—

	Other long-term assets	—	9,765	—	1,613

The following table sets forth our derivatives measured at fair value and discloses the balance sheet location (in thousands):

	December 31,
	2012	2011
Fuel swaps designated as hedging instruments:
Prepaid expenses and other assets	$5,079	$5,484
Other long-term assets	3,581	—
Accrued expenses and other liabilities	(16)	—
Other long-term liabilities	349	(440)
Fuel collars designated as hedging instruments:
Prepaid expenses and other assets	1,085	4,377
Other long-term assets	—	740
Accrued expenses and other liabilities	(18)	—
Other long-term liabilities	678	—
Fuel options not designated as hedging instruments:
Prepaid expenses and other assets	(304)	—
Accrued expenses and other liabilities	—	(1,278)
Other long-term liabilities	(1,231)	(1,670)
Foreign currency options designated as hedging instruments:
Accrued expenses and other liabilities	(20,267)	—
Other long-term liabilities	(16,443)	(15,927)
Foreign currency forward contracts designated as hedging instruments:
Prepaid expenses and other assets	11,685	—
Foreign currency collar designated as a hedging instrument:
Other long-term assets	8,152	—

Amounts Recognized Within Assets and Liabilities Based on Right of Offset

The following table discloses the amounts recognized within assets and liabilities (in thousands):

June 30, 2013	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$7,512	$(1,495)	$6,017	$—	$6,017
Liabilities	31,420	(2,894)	28,526	(19,949)	8,577

December 31, 2012	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$32,989	$(3,711)	$29,278	$(11,685)	$17,593
Liabilities	39,486	(2,538)	36,948	(36,710)	238

Fuel Swaps
Effects of Derivatives Designated as Cash flow Hedges

The effects of the fuel swaps on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss – effective portion	$(18,074)	$(34,283)	$(13,368)	$(7,819)
Loss recognized in other income (expense) – ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)

The effects of the fuel swaps on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss) – effective portion	$18,906	$29,928	$5,851
Gain (loss) recognized in other income (expense) – ineffective portion	(509)	457	140
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(14,448)	(36,686)	(3,065)

	$3,949	$(6,301)	$2,926

Fuel Collars
Effects of Derivatives Designated as Cash flow Hedges

The effects of the fuel collars on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss – effective portion	$(1,500)	$(11,674)	$(1,535)	$(2,619)
Gain (loss) recognized in other income (expense) – ineffective portion	14	(1,019)	22	(337)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)

The effects of the fuel collars on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain (loss) recognized in other comprehensive income (loss) – effective portion	$592	$(147)	$—
Gain (loss) recognized in other income (expense) – ineffective portion	165	(302)	—
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(1,954)	—	—

	$(1,197)	$(449)	$—

Fuel Options
Effects of Derivatives Designated as Cash flow Hedges

The effects of the fuel options on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other income (expense)	$(275)	$(366)	$581	$1,715

The effects of the fuel options on the consolidated financial statements, which were not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other income (expense)	$3,218	$2,422	$—

Foreign Currency Options
Effects of Derivatives Designated as Cash flow Hedges

The effects of the foreign currency options on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss – effective portion	$(341)	$(12,193)	$(4,353)	$(17,035)
Loss recognized in other income (expense) – ineffective portion	(22)	(81)	(320)	(350)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	117	—	117	—

The effects of the foreign currency options on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss recognized in other comprehensive income (loss) – effective portion	$(19,428)	$(14,583)	$(1,125)
Gain (loss) recognized in other income (expense) – ineffective portion	(864)	(239)	20

	$(20,292)	$(14,822)	$(1,105)

Foreign Currency Forward Contracts
Effects of Derivatives Designated as Cash flow Hedges

The effects of the foreign currency forward contracts on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss – effective portion	$8,747	$1,723	$(7,886)	$1,723
Gain (loss) recognized in other income (expense) – ineffective portion	(2)	—	66	—
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	(20)	—	(20)	—

The effects of the foreign currency forward contracts on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss) – effective portion	$11,685	$—	$—
Loss recognized in other income (expense) – ineffective portion	—	—	(33,061)

	$11,685	$—	$(33,061)

Foreign Currency Collar
Effects of Derivatives Designated as Cash flow Hedges

The effects of the foreign currency collar on the consolidated financial statements which was designated as a cash flow hedge was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss – effective portion	$1,447	$—	$(2,275)	$—

The effects of the foreign currency collar on the consolidated financial statements, which was designated as a cash flow hedge was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss) – effective portion	$8,152	$—	$—

Not Designated as Hedging Instrument | Foreign Currency Forward Contracts
Effects of Derivatives Designated as Cash flow Hedges

As of June 30, 2013, the effects of the foreign currency forward contracts on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain recognized in other income (expense)	$—	$—	$20	$—

Employee Benefits and Share Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Profits Interests Computed Using Binomial Model Assumptions

The fair value of the profits interests was computed using a binomial (lattice) model using the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	0%	0%	0%
Expected stock price volatility	50.00%	50.00%	50.00%
Risk-free interest rate	1.36%	1.41%	1.41%
Expected unit life	3 years	3 years	3 years

Pertinent Information Covering Profits Interests Pursuant to Profits Sharing Agreement

Pertinent information covering the profits interests pursuant to the Profits Sharing Agreement was as follows:

	Number of Management NCL Corporation Units (1)		TBUs Weighted- Average Price	PBUs Weighted- Average Price
	TBUs	PBUs
Outstanding as of December 31, 2011	2,087,283	3,328,541	$3.53	$3.42
Granted	186,052	186,052	$3.44	$5.98
Forfeited	(7,781)	(18,856)	$3.18	$3.72

Outstanding as of December 31, 2012	2,265,554	3,495,737	$3.53	$3.56

Vested as of December 31, 2012	1,425,258	966,064	$3.86	$3.41

Non-vested as of December 31, 2012	840,296	2,529,674	$2.96	$3.61

(1)	Share amounts reflect the exchange of profits interest for Management NCL Corporate Units in connection with the Corporate Reorganization.

Amounts Related to Shipboard Retirement Plan

The amounts related to the Shipboard Retirement Plan were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Pension expense:
Service cost	$1,367	$1,072	$980
Interest cost	604	531	481
Amortization of prior service cost	378	378	378
Amortization of actuarial loss (gain)	13	—	(29)

Total pension expense	$2,362	$1,981	$1,810

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$13,329	$9,478	$8,017
Service cost	1,367	1,072	980
Interest cost	604	531	481
Actuarial loss	1,721	2,993	—
Direct benefit payments	(800)	(745)	—

Projected benefit obligation at end of year	$16,221	$13,329	$9,478

Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	$16,221	$13,329	$9,478

Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	$(6,427)	$(6,805)	$(7,183)
Accumulated actuarial gain (loss)	(3,320)	(1,612)	1,381

Accumulated other comprehensive income (loss)	$(9,747)	$(8,417)	$(5,802)

Pension Benefits Expected to be Paid

The pension benefits expected to be paid in each of the next five years and in aggregate for the five years thereafter are as follows (in thousands):

Year	Amount
2013	$716
2014	767
2015	794
2016	807
2017	873
Next five years	5,607

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Tax Assets and Liabilities that Relate to Prior Operations

Deferred tax assets and liabilities that relate to these prior operations are comprised of the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Loss carryforwards	$30,945	$32,735
Shares in NCL Cruises Ltd.	81,715	64,618
Pension obligation	422	418
Other	113	140

	113,195	97,911
Valuation allowance	(113,195)	(97,911)

Total net deferred taxes	$—	$—

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Annual Rental for Non-Cancelable Leases with Initial or Remaining Terms in Excess of One Year

As of December 31, 2012, minimum annual rentals for non-cancelable leases with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$6,577
2014	6,243
2015	5,351
2016	4,800
2017	4,826
Thereafter	10,373

Total	$38,170

Port Facility Commitments
Minimum Annual Payments for Non-Cancelable Contracts

As of December 31, 2012, future commitments to pay for usage of certain port facilities were as follows (in thousands):

Year	Amount
2013	$23,523
2014	25,155
2015	26,008
2016	26,680
2017	26,665
Thereafter	69,792

Total	$197,823

Ship Construction Contracts
Minimum Annual Payments for Non-Cancelable Contracts

As of December 31, 2012, minimum annual payments for non-cancelable ship construction contracts with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$705,765
2014	773,061
2015	792,369
2016	—
2017	—
Thereafter	—

Total	$2,271,195

Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Statement of Operations

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$462,462	$1,142,101	$—	$1,604,563
Onboard and other	—	190,115	481,568	—	671,683

Total revenue	—	652,577	1,623,669	—	2,276,246

Cruise operating expense
Commissions, transportation and other	—	122,881	287,650	—	410,531
Onboard and other	—	45,846	128,070	—	173,916
Payroll and related	—	85,889	207,170	—	293,059
Fuel	—	98,288	185,390	—	283,678
Food	—	39,942	85,865	—	125,807
Other	—	54,440	137,002	—	191,442

Total cruise operating expense	—	447,286	1,031,147	—	1,478,433

Other operating expense
Marketing, general and administrative	—	96,269	154,914	—	251,183
Depreciation and amortization	—	56,049	133,488	—	189,537

Total other operating expense	—	152,318	288,402	—	440,720

Operating income	—	52,973	304,120	—	357,093

Non-operating income (expense)
Interest expense, net	(106,630)	(29,577)	(160,353)	106,630	(189,930)
Management fee	106,630	—	—	(106,630)	—
Other income (expense)	2,036	91	(734)	—	1,393
Equity in earnings of subsidiaries	166,520	—	—	(166,520)	—

Total non-operating income (expense)	168,556	(29,486)	(161,087)	(166,520)	(188,537)

Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556

Comprehensive income
Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556
Total other comprehensive income	2,175	(5,985)	(10,417)	16,402	2,175

Total comprehensive income	$170,731	$17,502	$132,616	$(150,118)	$170,731

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$443,691	$1,119,672	$—	$1,563,363
Onboard and other	—	196,630	459,331	—	655,961

Total revenue	—	640,321	1,579,003	—	2,219,324

Cruise operating expense
Commissions, transportation and other	—	117,159	293,550	—	410,709
Onboard and other	—	53,117	116,212	—	169,329
Payroll and related	—	87,192	203,630	—	290,822
Fuel	—	89,091	154,412	—	243,503
Food	—	38,550	86,383	—	124,933
Other	—	73,776	154,804	—	228,580

Total cruise operating expense	—	458,885	1,008,991	—	1,467,876

Other operating expense
Marketing, general and administrative	—	94,472	156,879	—	251,351
Depreciation and amortization	—	55,939	128,046	—	183,985

Total other operating expense	—	150,411	284,925	—	435,336

Operating income	—	31,025	285,087	—	316,112

Non-operating income (expense)
Interest expense, net	(83,575)	(30,470)	(159,717)	83,575	(190,187)
Management fee	83,575	—	—	(83,575)	—
Other income (expense)	2,329	52	(1,447)	—	934
Equity in earnings of subsidiaries	124,530	—	—	(124,530)	—

Total non-operating income (expense)	126,859	(30,418)	(161,164)	(124,530)	(189,253)

Net income	$126,859	$607	$123,923	$(124,530)	$126,859

Comprehensive income
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Total other comprehensive income	(24,103)	(13,297)	(23,389)	36,686	(24,103)

Total comprehensive income	$102,756	$(12,690)	$100,534	$(87,844)	$102,756

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$458,763	$953,022	$—	$1,411,785
Onboard and other	—	193,075	407,268	—	600,343

Total revenue	—	651,838	1,360,290	—	2,012,128

Cruise operating expense
Commissions, transportation and other	—	129,744	249,788	—	379,532
Onboard and other	—	51,941	101,196	—	153,137
Payroll and related	—	83,272	182,118	—	265,390
Fuel	—	82,071	125,139	—	207,210
Food	—	39,164	74,900	—	114,064
Other	—	73,044	154,799	—	227,843

Total cruise operating expense	—	459,236	887,940	—	1,347,176

Other operating expense
Marketing, general and administrative		106,529	157,623	—	264,152
Depreciation and amortization	—	56,027	114,164	—	170,191

Total other operating expense	—	162,556	271,787	—	434,343

Operating income	—	30,046	200,563	—	230,609

Non-operating income (expense)
Interest expense, net	(107,631)	(29,854)	(143,818)	107,631	(173,672)
Management fee	107,631	—	—	(107,631)	—
Other expense	(33,497)	(192)	(262)	—	(33,951)
Equity in earnings of subsidiaries	56,483	—	—	(56,483)	—

Total non-operating income (expense)	22,986	(30,046)	(144,080)	(56,483)	(207,623)

Net income	$22,986	$—	$56,483	$(56,483)	$22,986

Comprehensive income
Net income	$22,986	$—	$56,483	$(56,483)	$22,986
Total other comprehensive income	2,010	(1,187)	(1,878)	3,065	2,010

Total comprehensive income	$24,996	$(1,187)	$54,605	$(53,418)	$24,996

Condensed Consolidating Balance Sheet

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,462	$38,038	$—	$45,500
Accounts receivable, net	—	1,747	13,315	—	15,062
Due from Affiliate	2,457,348	—	—	(2,457,348)	—
Inventories	—	13,445	26,236	—	39,681
Prepaid expenses and other assets	18,003	2,272	44,411	—	64,686

Total current assets	2,475,351	24,926	122,000	(2,457,348)	164,929
Property and equipment, net	—	1,182,926	3,777,216	—	4,960,142
Goodwill and tradenames	602,792	—	8,538	—	611,330
Other long-term assets	61,070	—	140,956	—	202,026
Investment in subsidiaries	385,453	—	—	(385,453)	—

Total assets	$3,524,666	$1,207,852	$4,048,710	$(2,842,801)	$5,938,427

Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$53,543	$—	$167,690	$—	$221,233
Accounts payable	—	884	78,242	—	79,126
Accrued expenses and other liabilities	47,224	47,325	136,491	—	231,040
Due to Affiliate	—	691,216	1,826,029	(2,457,348)	59,897
Advance ticket sales	—	—	353,793	—	353,793

Total current liabilities	100,767	739,425	2,562,245	(2,457,348)	945,089
Long-term debt	1,388,469	—	1,375,651	—	2,764,120
Due to Affiliate	—	—	147,364	—	147,364
Other long-term liabilities	16,646	4,608	41,816	—	63,070

Total liabilities	1,505,882	744,033	4,127,076	(2,457,348)	3,919,643

Commitments and contingencies
Shareholders’ equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,335,563	379,946	235,788	(615,734)	2,335,563
Accumulated other comprehensive loss	(17,619)	—	(9,747)	9,747	(17,619)
Retained earnings (deficit)	(299,185)	83,849	(392,225)	308,376	(299,185)

Total shareholders’ equity	2,018,784	463,819	(78,366)	(385,453)	2,018,784

Total liabilities and shareholders’ equity	$3,524,666	$1,207,852	$4,048,710	$(2,842,801)	$5,938,427

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,133	$51,793	$—	$58,926
Accounts receivable, net	—	1,852	6,307	—	8,159
Due from Affiliate	2,451,062	—	—	(2,451,062)	—
Inventories	—	10,983	25,251	—	36,234
Prepaid expenses and other assets	13,287	5,840	29,697	—	48,824

Total current assets	2,464,349	25,808	113,048	(2,451,062)	152,143
Property and equipment, net	—	1,227,082	3,413,011	—	4,640,093
Goodwill and tradenames	602,792	—	—	—	602,792
Other long-term assets	56,972	—	110,411	—	167,383
Investment in subsidiaries	215,969	—	—	(215,969)	—

Total assets	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$46,029	$—	$154,553	$—	$200,582
Accounts payable	—	608	79,719	—	80,327
Accrued expenses and other liabilities	26,815	44,556	136,731	—	208,102
Due to Affiliate	—	764,978	1,689,047	(2,451,062)	2,963
Advance ticket sales	—	—	325,472	—	325,472

Total current liabilities	72,844	810,142	2,385,522	(2,451,062)	817,446
Long-term debt	1,401,563	—	1,435,936	—	2,837,499
Other long-term liabilities	21,212	2,416	39,375	—	63,003

Total liabilities	1,495,619	812,558	3,860,833	(2,451,062)	3,717,948

Commitments and contingencies
Shareholders’ equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,331,973	379,946	231,495	(611,441)	2,331,973
Accumulated other comprehensive loss	(19,794)	—	(8,418)	8,418	(19,794)
Retained earnings (deficit)	(467,741)	60,362	(535,258)	474,896	(467,741)

Total shareholders’ equity	1,844,463	440,332	(224,363)	(215,969)	1,844,463

Total liabilities and shareholders’ equity	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

Condensed Consolidating Statement of Cash Flows

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,625	56,050	148,462	—	216,137
Loss on derivatives	1,945	—	—	—	1,945
Write-off of deferred financing fees	918	—	1,440	—	2,358
Share-based compensation expense	—	—	5,160	—	5,160
Premium on debt issuance	6,000	—	—	—	6,000
Equity in earnings of subsidiaries	(166,520)	—	—	166,520	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	105	(4,697)	—	(4,592)
Inventories	—	(2,462)	(985)	—	(3,447)
Prepaid expenses and other assets	1,245	3,568	(8,303)	—	(3,490)
Accounts payable	—	276	(1,504)	—	(1,228)
Accrued expenses and other liabilities	(9,052)	(68,801)	74,746	—	(3,107)
Advance ticket sales	—	—	14,302	—	14,302

Net cash provided by operating activities	14,717	12,223	371,654	—	398,594

Cash flows from investing activities
Additions to property and equipment	—	(11,894)	(291,946)	—	(303,840)

Net cash used in investing activities	—	(11,894)	(291,946)	—	(303,840)

Cash flows from financing activities
Repayments of long-term debt	(658,978)	—	(200,444)	—	(859,422)
Proceeds from long-term debt	647,322	—	153,296	—	800,618
Other, primarily deferred financing fees	(3,061)	—	(46,315)	—	(49,376)

Net cash used in financing activities	(14,717)	—	(93,463)	—	(108,180)

Net increase (decrease) in cash and cash equivalents	—	329	(13,755)	—	(13,426)
Cash and cash equivalents at beginning of year	—	7,133	51,793	—	58,926

Cash and cash equivalents at end of year	$—	$7,462	$38,038	$—	$45,500

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,405	55,939	143,705	—	211,049
Gain on derivatives	(2,338)	—	—	—	(2,338)
Share-based compensation expense	—	—	1,211	—	1,211
Equity in earnings of subsidiaries	(124,530)	—	—	124,530	—
Changes in operating assets and liabilities:
Accounts receivable, net	1,314	(1,449)	(145)	—	(280)
Inventories	—	133	(3,604)	—	(3,471)
Prepaid expenses and other assets	(3,840)	(751)	327	—	(4,264)
Accounts payable	—	(390)	16,318	—	15,928
Accrued expenses and other liabilities	171,860	(18,980)	(168,756)	—	(15,876)
Advance ticket sales	—	—	28,172	—	28,172

Net cash provided by operating activities	180,730	35,109	141,151	—	356,990

Cash flows from investing activities
Additions to property and equipment	—	(35,809)	(148,988)	—	(184,797)

Net cash used in investing activities	—	(35,809)	(148,988)	—	(184,797)

Cash flows from financing activities
Repayments of long-term debt	(363,000)	—	(76,959)	—	(439,959)
Proceeds from long-term debt	184,000	—	89,375	—	273,375
Other	(1,730)	—	—	—	(1,730)

Net cash provided by (used in) financing activities	(180,730)	—	12,416	—	(168,314)

Net increase (decrease) in cash and cash equivalents	—	(700)	4,579	—	3,879
Cash and cash equivalents at beginning of year	—	7,833	47,214	—	55,047

Cash and cash equivalents at end of year	$—	$7,133	$51,793	$—	$58,926

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$22,986	$—	$56,483	$(56,483)	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	10,768	56,027	125,118	—	191,913
Loss on derivatives	603	—	—	—	603
Write-off of deferred financing fees	1,751	—	4,659	—	6,410
Share-based compensation expense	—	—	2,520	—	2,520
Equity in earnings of subsidiaries	(56,483)	—	—	56,483	—
Changes in operating assets and liabilities:
Accounts receivable, net	(25)	779	(765)	—	(11)
Inventories	—	1,109	(5,007)	—	(3,898)
Prepaid expenses and other assets	(3,849)	5,108	127,734	—	128,993
Accounts payable	—	(4,944)	40,967	—	36,023
Accrued expenses and other liabilities	118,779	(37,745)	(74,898)	—	6,136
Advance ticket sales	—	—	38,748	—	38,748

Net cash provided by operating activities	94,530	20,334	315,559	—	430,423

Cash flows from investing activities
Additions to property and equipment	—	(22,404)	(955,062)	—	(977,466)

Net cash used in investing activities	—	(22,404)	(955,062)	—	(977,466)

Cash flows from financing activities
Repayments of long-term debt	(774,526)	—	(181,254)	—	(955,780)
Proceeds from long-term debt	689,000	—	912,659	—	1,601,659
Other, primarily deferred financing fees	(9,007)	—	(84,934)	—	(93,941)

Net cash provided by (used in) financing activities	(94,533)	—	646,471	—	551,938

Net increase (decrease) in cash and cash equivalents	—	(2,070)	6,965	—	4,895
Cash and cash equivalents at beginning of year	—	9,903	40,249	—	50,152

Cash and cash equivalents at end of year	$—	$7,833	$47,214	$—	$55,047

Quarterly Selected Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Selected Financial Data

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2012	2011	2012	2011	2012	2011	2012		2011
Total revenue	$515,430	$495,510	$583,234	$568,586	$674,411	$666,634	$503,171		$488,594
Operating income	46,444	37,504	87,006	76,250	174,138	160,019	49,505		42,339
Net income (loss)	3,284	(7,933)	36,031	29,224	128,188	107,509	1,053	(1)	(1,941)

(1)	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) for the six months ended June 30, 2013 was as follows (in thousands):

	Accumulated Other Comprehensive Income (Loss)	Change Related to Cash Flow Hedges		Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period	$(17,619)	$(7,872)		$(9,747)
Current period other comprehensive loss before reclassifications	(29,417)	(29,417)		—
Amounts reclassified from accumulated other comprehensive income (loss)	(1,850)	(2,084	) (1)	234 (2)

Accumulated other comprehensive income (loss) at end of period	$(48,886)	$(39,373	) (3)	$(9,513)

(1)	Amount reclassified to fuel expense.
(2)	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
(3)	Of the existing amounts related to derivatives designated as cash flow hedges, $5.1 million is expected to be reclassified into earnings in the next 12 months.

Description of Business and Organization - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012		Jan. 31, 2008
Organization And Basis Of Presentation [Line Items]
Number of ships		11
Apollo Funds
Organization And Basis Of Presentation [Line Items]
Ordinary shares ownership percentage	32.50%	37.50%	[1]	50.00%
TPG Viking Funds
Organization And Basis Of Presentation [Line Items]
Ordinary shares ownership percentage	10.80%	12.50%	[2]	12.50%
Genting HK
Organization And Basis Of Presentation [Line Items]
Ordinary shares ownership percentage	43.40%	50.00%	[3]

[1]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).
[3]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable					$ 1.4	$ 1.9
Prepaid advertising expense					8.3	5
Advertising Expense					83.7	79.9	87.4
Percentage of estimated residual values					15.00%
Amounts of tax included on a gross basis	$ 36.1	$ 34.1	$ 67.5	$ 66.6	$ 133.6	$ 129.4	$ 110
Revenue
Schedule Of Significant Accounting Policies [Line Items]
Percentage of revenue attributable to North American passengers					82.00%	83.00%	83.00%

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Ships
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	30 years
Buildings | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	15 years
Buildings | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	30 years
Computer hardware and software | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	3 years
Computer hardware and software | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	5 years
Other property and equipment | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	3 years
Other property and equipment | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	40 years
Leasehold improvements
Schedule Of Significant Accounting Policies [Line Items]
Leasehold improvements	Shorter of lease term or asset life

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 6,211,626	$ 5,703,086
Less: accumulated depreciation and amortization		(1,251,484)	(1,062,993)
Property and equipment, net	5,601,690	4,960,142	4,640,093
Ships
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		5,601,375	5,314,651
Ships under construction
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		376,007	184,498
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		1,009	1,009
Other, property and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 233,235	$ 202,928

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation and amortization expense	$ 53,854,000	$ 46,680,000	$ 102,602,000	$ 92,477,000	$ 189,537,000	$ 183,985,000	$ 170,191,000
Repairs and maintenance expenses including Dry-docking expenses					44,700,000	64,700,000	60,900,000
Interest costs associated with construction of ship					$ 22,100,000	$ 16,700,000	$ 8,800,000

Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Norwegian Epic Term Loan		Dec. 31, 2011 Norwegian Epic Term Loan		Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility		Jan. 31, 2013 11.75% Senior Secured Notes	Dec. 31, 2012 11.75% Senior Secured Notes		Dec. 31, 2011 11.75% Senior Secured Notes		Dec. 31, 2012 Pride of Hawaii Loan		Dec. 31, 2011 Pride of Hawaii Loan		Jan. 31, 2013 9.50% Senior Unsecured Notes	Dec. 31, 2012 9.50% Senior Unsecured Notes		Dec. 31, 2011 9.50% Senior Unsecured Notes		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2012 Pride of America Hermes Loan		Dec. 31, 2011 Pride of America Hermes Loan		Dec. 31, 2012 Pride of America Hermes Loan Minimum		Dec. 31, 2011 Pride of America Hermes Loan Minimum		Dec. 31, 2012 Pride of America Hermes Loan Maximum		Dec. 31, 2011 Pride of America Hermes Loan Maximum		Dec. 31, 2012 Senior Secured Revolving Credit Facility	Dec. 31, 2011 Senior Secured Revolving Credit Facility	Apr. 30, 2013 Breakaway One Loan	Dec. 31, 2012 Breakaway One Loan		Dec. 31, 2011 Breakaway One Loan		Dec. 31, 2012 Breakaway Two Loan		Dec. 31, 2011 Breakaway Two Loan		Dec. 31, 2012 Breakaway Three Loan		Dec. 31, 2012 Pride of America Commercial Loan		Dec. 31, 2011 Pride of America Commercial Loan		Dec. 31, 2012 Pride of America Commercial Loan Minimum		Dec. 31, 2011 Pride of America Commercial Loan Minimum		Dec. 31, 2012 Pride of America Commercial Loan Maximum		Dec. 31, 2011 Pride of America Commercial Loan Maximum		Dec. 31, 2012 Euro 126 million Norwegian Jewel Term Loan	Dec. 31, 2011 Euro 126 million Norwegian Jewel Term Loan	Dec. 31, 2012 Norwegian Jade Term Loan	Dec. 31, 2011 Norwegian Jade Term Loan	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2012 Capital lease obligations Minimum	Dec. 31, 2011 Capital lease obligations Minimum	Dec. 31, 2012 Capital lease obligations Maximum	Dec. 31, 2011 Capital lease obligations Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate		5.00%			2.19%	[1]	2.46%	[1]	3.40%	[1]	3.35%	[1]	11.75%	11.75%	[2]	11.75%	[2]	2.18%	[1]	2.20%	[1]	9.50%	9.50%	[3]	9.50%	[3]			3.06%	3.18%	6.86%	6.86%					3.06%	[1]	3.28%	[1]	6.47%	[1]	6.47%	[1]	4.25%	4.31%		1.91%	[1]	2.18%	[1]	4.50%	[1]	4.50%	[1]	2.98%	[1]					3.06%	[1]	3.28%	[1]	7.35%	[1]	7.35%	[1]	1.92%	2.11%	1.92%	2.11%		3.00%	3.75%	5.00%	5.00%
Debt instrument, maturity year					2022	[1]			2019	[1]			2016	2016	[2]			2018	[1]				2018	[3]			2017						2017	[1]											2015			2025	[1]			2026	[1]			2027	[1]	2017	[1]											2016		2017		2014
Long term debt					$ 662,729	[1]	$ 723,990	[1]	$ 549,022	[1]	$ 623,678	[1]		$ 446,571	[2]	$ 445,914	[2]	$ 232,583	[1]	$ 284,449	[1]		$ 355,419	[3]	$ 250,000	[3]	$ 150,359	$ 188,216					$ 133,468	[1]	$ 172,463	[1]									$ 91,000	$ 128,000	$ 528,000	$ 150,996	[1]	$ 118,651	[1]	$ 112,809	[1]	$ 49,768	[1]	$ 34,045	[1]	$ 20,288	[1]	$ 26,215	[1]									$ 22,134	$ 10,212	$ 22,134	$ 10,212
Capital lease obligations			1,796	6,313
Total debt			2,985,353	3,038,081
Less: current portion of long-term debt	(272,644)		(221,233)	(200,582)
Total long-term debt	$ 2,918,566		$ 2,764,120	$ 2,837,499

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.

Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Norwegian Epic Term Loan EUR (€)		Dec. 31, 2011 Norwegian Epic Term Loan EUR (€)		Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2012 11.75% Senior Secured Notes USD ($)		Dec. 31, 2011 11.75% Senior Secured Notes USD ($)		Jun. 30, 2013 Pride of Hawaii Loan EUR (€)	Dec. 31, 2012 Pride of Hawaii Loan EUR (€)		Dec. 31, 2011 Pride of Hawaii Loan EUR (€)		Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2012 USD 334.1 million Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 USD 334.1 million Norwegian Jewel Term Loan USD ($)	Jun. 30, 2013 Pride of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride of America Hermes Loan EUR (€)		Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan EUR (€)		Dec. 31, 2011 Breakaway One Loan EUR (€)		Dec. 31, 2012 Breakaway Two Loan EUR (€)		Dec. 31, 2011 Breakaway Two Loan EUR (€)		Dec. 31, 2012 Breakaway Three Loan EUR (€)		Dec. 31, 2011 Breakaway Three Loan EUR (€)		Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)		Dec. 31, 2012 Euro 126 million Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2011 Euro 126 million Norwegian Jewel Term Loan EUR (€)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)
Debt Instrument [Line Items]
Long term debt, principal amount			€ 662.9	[1]	€ 662.9	[1]	€ 624	€ 624	[1]	€ 624	[1]	$ 450	[2]	$ 450	[2]	€ 308.1	€ 308.1	[1]	€ 308.1	[1]	$ 350	[3]	$ 350	[3]	$ 334.1	$ 334.1	€ 258	€ 258	[1]	€ 258	[1]	$ 750	$ 750	€ 529.8	€ 529.8	[1]	€ 529.8	[1]	€ 529.8	[1]	€ 529.8	[1]	€ 590.5	[1]	€ 590.5	[1]	€ 40	€ 40	[1]	€ 40	[1]	€ 126	€ 126	€ 126.1	€ 126	€ 126
Debt instrument, unamortized discount	3.4	4.1
Debt instrument, unamortized premium	$ 5.4

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.

Long-Term Debt - Additional Information (Detail)	1 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended															1 Months Ended									1 Months Ended		6 Months Ended									1 Months Ended										1 Months Ended																		1 Months Ended																		1 Months Ended						1 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended	6 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 21, 2013	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 24, 2013 USD ($)	Jun. 30, 2013 Federal funds rate	Jun. 30, 2013 Eurocurrency Maximum	Jun. 30, 2013 Eurocurrency Minimum	Jun. 30, 2013 Base rate Maximum	Jun. 30, 2013 Base rate Minimum	Apr. 30, 2013 Breakaway One Loan USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan USD ($)		Dec. 31, 2012 Breakaway One Loan EUR (€)		Dec. 31, 2011 Breakaway One Loan USD ($)		Dec. 31, 2011 Breakaway One Loan EUR (€)		Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan USD ($)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan USD ($)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)	Apr. 30, 2013 Norwegian Jade Term Loan LIBOR	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)		Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Jan. 31, 2013 Pride of Hawaii Loan USD ($)	Jun. 30, 2013 Pride of Hawaii Loan EUR (€)	Dec. 31, 2012 Pride of Hawaii Loan USD ($)		Dec. 31, 2012 Pride of Hawaii Loan EUR (€)		Dec. 31, 2011 Pride of Hawaii Loan USD ($)		Dec. 31, 2011 Pride of Hawaii Loan EUR (€)		Jan. 31, 2013 Pride of America Hermes Loan USD ($)	Jun. 30, 2013 Pride of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride of America Hermes Loan USD ($)		Dec. 31, 2012 Pride of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride of America Hermes Loan USD ($)		Dec. 31, 2011 Pride of America Hermes Loan EUR (€)		Dec. 31, 2012 Pride of America Hermes Loan Maximum		Dec. 31, 2011 Pride of America Hermes Loan Maximum		Dec. 31, 2012 Pride of America Hermes Loan Minimum		Dec. 31, 2011 Pride of America Hermes Loan Minimum		Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan USD ($)		Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan USD ($)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)		Dec. 31, 2012 Pride of America Commercial Loan Maximum		Dec. 31, 2011 Pride of America Commercial Loan Maximum		Dec. 31, 2012 Pride of America Commercial Loan Minimum		Dec. 31, 2011 Pride of America Commercial Loan Minimum		Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes USD ($)	Dec. 31, 2012 11.75% Senior Secured Notes USD ($)		Dec. 31, 2011 11.75% Senior Secured Notes USD ($)		Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)		Jun. 21, 2013 Secured Loan EUR (€)	Jun. 30, 2013 Secured Loan USD ($)	May 24, 2013 Term Loan Facility USD ($)	Jun. 30, 2013 Term Loan Facility	May 24, 2013 Revolving Loan Facility USD ($)	Jun. 30, 2013 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Jun. 28, 2013 Unsecured Revolving Credit Facility USD ($)	Jun. 30, 2013 Unsecured Revolving Credit Facility USD ($)	Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jun. 30, 2013 Term Loan Facility Payable on or prior to May 24, 2015 Term Loan Facility	Jun. 30, 2013 Term Loan Facility Payable after May 24, 2015 Term Loan Facility
Debt Instrument [Line Items]
Amortization included in interest expense, net of capitalized interest						$ 28,200,000	$ 26,100,000	$ 26,800,000
Write-off of deferred financing fees						2,400,000	6,400,000	6,400,000
Accrued interest liability						20,900,000	22,300,000
Applicable margin rate	0.95%									0.50%	2.25%	1.50%	1.25%	0.50%																				1.60%
Prepayments of long term debt			55,600,000	2,081,520,000	591,152,000	859,422,000	439,959,000	955,780,000																	8,000,000										21,300,000	624,000,000									14,700,000										10,100,000																		1,500,000																													40,000,000					750,000,000			227,500,000	227,500,000
Senior notes, borrowed amount				208,000,000																																																																																																			16,800,000
Senior secured financing									1,300,000,000																																																																																															675,000,000		625,000,000
Senior notes, maturity date		Feb 15, 2018																																																																																																						May 24, 2018		May 24, 2018
Debt instrument, description				The initial applicable margin for borrowings is 2.25% with respect to Eurocurrency borrowings and 1.25% with respect to base rate borrowings.
Commitment fee rate				40.00%
Quarterly installments first payment date																																																																																																									2013-09
Principal payment, percentage of outstanding amount																																																																																																																		1.25%	2.50%
Debt instrument, interest rate		5.00%															1.91%	[1]	1.91%	[1]	2.18%	[1]	2.18%	[1]						1.92%	1.92%	2.11%	2.11%				3.40%	[1]	3.40%	[1]	3.35%	[1]	3.35%	[1]			2.18%	[1]	2.18%	[1]	2.20%	[1]	2.20%	[1]											6.47%	[1]	6.47%	[1]	3.06%	[1]	3.28%	[1]											7.35%	[1]	7.35%	[1]	3.06%	[1]	3.28%	[1]		11.75%	11.75%	[2]	11.75%	[2]	9.50%	9.50%	[3]	9.50%	[3]							4.25%	4.31%	9.50%	9.50%
Amount borrowed															528,000,000		150,996,000	[1]			118,651,000	[1]				57,700,000				22,134,000		10,212,000					549,022,000	[1]			623,678,000	[1]					232,583,000	[1]			284,449,000	[1]					133,468,000	[1]			172,463,000	[1]													20,288,000	[1]			26,215,000	[1]													446,571,000	[2]	445,914,000	[2]		355,419,000	[3]	250,000,000	[3]							91,000,000	128,000,000
Long term debt, principal amount																529,800,000			529,800,000	[1]			529,800,000	[1]	334,100,000		126,100,000	334,100,000	126,100,000		126,000,000		126,000,000			624,000,000			624,000,000	[1]			624,000,000	[1]		308,100,000			308,100,000	[1]			308,100,000	[1]		258,000,000			258,000,000	[1]			258,000,000	[1]										40,000,000			40,000,000	[1]			40,000,000	[1]											450,000,000	[2]	450,000,000	[2]		350,000,000	[3]	350,000,000	[3]							750,000,000	750,000,000
Debt instrument, maturity date															2025-04	2025-04													2016-04
Senior notes, principal amount		300,000,000
Semi annual payments of interest on notes payable																																																																																																																Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable		Aug 15, 2013
Discount rate on notes payable		99.45%
Net proceeds from the IPO and Notes Offering			770,000,000
Payments to Genting HK																																																																																											79,700,000
Redemption of senior secured notes																																																																																												450,000,000					122,500,000
Debt instrument, maturity year																	2025	[1]	2025	[1]										2017	2017						2019	[1]	2019	[1]							2018	[1]	2018	[1]							2017	[1]	2017	[1]															2017	[1]	2017	[1]														2016	2016	[2]				2018	[3]									2015
Expenses related to debt prepayments			$ 90,500,000	$ 38,999,000	$ 3,093,000	$ 49,376,000	$ 1,730,000	$ 93,941,000

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.

Principal Repayments on Long-Term Debt Including Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capitalization, Long-term Debt [Line Items]
2013	$ 221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746
Total	$ 2,985,353	$ 3,038,081

Shareholders and Share Ownership (Detail)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Genting HK	Dec. 31, 2012 Genting HK		Jun. 30, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Jan. 31, 2008 Apollo Funds	Jun. 30, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds		Jan. 31, 2008 TPG Viking Funds
Related Party Transaction [Line Items]
Number of shares	21,000,000	21,000,000	21,000,000		10,500,000	[1]		7,875,000	[2]			2,625,000	[3]
Percentage Ownership				43.40%	50.00%	[1]	32.50%	37.50%	[2]	50.00%	10.80%	12.50%	[3]	12.50%

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

Shareholders and Share Ownership (Parenthetical) (Detail)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Number of shares	21,000,000	21,000,000		21,000,000
Apollo Funds
Related Party Transaction [Line Items]
Number of shares		7,875,000	[1]
Apollo Funds | NCL Investment Ltd.
Related Party Transaction [Line Items]
Number of shares		2,795,968
Apollo Funds | NCL Investment II Ltd.
Related Party Transaction [Line Items]
Number of shares		5,079,032
TPG Viking Funds
Related Party Transaction [Line Items]
Number of shares		2,625,000	[2]
TPG Viking Funds | TPG Viking I, L.P.
Related Party Transaction [Line Items]
Number of shares		1,957,525
TPG Viking Funds | TPG Viking II, L.P.
Related Party Transaction [Line Items]
Number of shares		576,118
TPG Viking Funds | TPG Viking AIV-III, L.P.
Related Party Transaction [Line Items]
Number of shares		91,357

[1]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

Related Party Disclosures - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended				12 Months Ended	1 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Norwegian Cruise Line Holdings Ltd.	Jun. 30, 2012 Norwegian Cruise Line Holdings Ltd.	Dec. 31, 2012 Norwegian Cruise Line Holdings Ltd.	Dec. 31, 2011 Norwegian Cruise Line Holdings Ltd.	Dec. 31, 2010 Norwegian Cruise Line Holdings Ltd.	Jun. 30, 2012 Genting HK	Jun. 30, 2013 Genting HK	Dec. 31, 2012 Genting HK		Dec. 31, 2012 Genting HK Star Cruise Management Limited	Dec. 31, 2012 Genting HK Crystal Aim Limited	Jun. 30, 2012 Genting HK Norwegian Sky Installment	Jul. 31, 2010 Genting HK Norwegian Sky Contract	Jun. 30, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds		Jan. 31, 2008 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds Sabre Inc.	Jun. 30, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Jan. 31, 2008 Apollo Funds	Jun. 30, 2013 Public Placement
Related Party Transaction [Line Items]
Due to related party															$ 1,300,000
Payments for under contract																500,000							3,700,000
Debt instrument, maturity period extended																		1 year
Number of extension options																		2
Purchase price of acquisition																	259,300,000
Cash paid for acquisition	759,020,000	174,973,000	303,840,000	184,797,000	977,466,000												50,000,000
Note payable amount to related party											79,700,000						209,300,000
Weighted average interest rate																	1.52%
Debt instrument, number of periodic payment																	7
Semi-annual payments beginning date																	2013-06
Fair value of notes payable																	205,500,000
Debt instrument, imputed interest rate																	2.26%
Note payable period after issuance of IPO											14 days
Initial public offering effective date											May 31, 2013
Contribution from NCLH						460,000,000
Ordinary shares ownership percentage												43.40%	50.00%	[1]					10.80%	12.50%	[2]	12.50%		32.50%	37.50%	[3]	50.00%	13.30%
Repayment in connection with the Norwegian Sky purchase agreement												$ 79,700,000

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).
[3]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).

Derivatives Measured at Fair Value and Disclosed by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Assets	$ 7,512	$ 32,989
Liability	31,420	39,486
Designated as Hedging Instrument | Fuel Swaps | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		5,079	5,484
Assets	515	5,955
Liability	426	876
Designated as Hedging Instrument | Fuel Swaps | Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		3,581
Assets		3,969
Liability		388
Designated as Hedging Instrument | Fuel Swaps | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(16)
Assets	1,514	188
Liability	4,548	204
Designated as Hedging Instrument | Fuel Swaps | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		349	(440)
Assets	589	391
Liability	5,075	42
Designated as Hedging Instrument | Fuel Collars | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		1,085	4,377
Assets	111	1,615
Liability	30	530
Designated as Hedging Instrument | Fuel Collars | Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value			740
Designated as Hedging Instrument | Fuel Collars | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(18)
Assets	385	51
Liability	391	69
Designated as Hedging Instrument | Fuel Collars | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		678
Assets	406	1,908
Liability	533	1,230
Designated as Hedging Instrument | Foreign Currency Option | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(20,267)
Liability	19,949	20,267
Designated as Hedging Instrument | Foreign Currency Option | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(16,443)	(15,927)
Liability		16,443
Designated as Hedging Instrument | Foreign Currency Forward Contract | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		11,685
Assets		11,685
Designated as Hedging Instrument | Foreign Currency Collar | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Assets	6,886
Liability	1,009
Designated as Hedging Instrument | Foreign Currency Collar | Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		8,152
Assets		9,765
Liability		1,613
Not Designated as Hedging Instrument | Fuel Options | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(304)
Liability	30	304
Not Designated as Hedging Instrument | Fuel Options | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value			(1,278)
Liability	391
Not Designated as Hedging Instrument | Fuel Options | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivatives, fair value		(1,231)	(1,670)
Liability	$ 533	$ 1,231

Fair Value Measurements and Derivatives - Additional Information (Detail)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 29, 2012 Sixthman USD ($)	Sep. 30, 2012 Sixthman USD ($)	Jun. 30, 2013 Fuel Swaps Mg	Dec. 31, 2012 Fuel Swaps Mg	Jun. 30, 2013 Fuel Swaps Maximum	Dec. 31, 2012 Fuel Swaps Maximum	Jun. 30, 2013 Fuel Collars and Options Mg	Dec. 31, 2012 Fuel Collars and Options Mg	Jun. 30, 2013 Fuel Collars and Options Maximum	Dec. 31, 2012 Fuel Collars and Options Maximum	Dec. 31, 2012 Interest Rate Swap USD ($)	Jun. 30, 2013 Foreign Currency Options Cash Flow Hedging USD ($)	Jun. 30, 2013 Foreign Currency Options Cash Flow Hedging EUR (€)	Dec. 31, 2012 Foreign Currency Options Cash Flow Hedging USD ($)	Dec. 31, 2012 Foreign Currency Options Cash Flow Hedging EUR (€)	Dec. 31, 2012 Foreign Currency Forward Contracts Cash Flow Hedging USD ($)	Dec. 31, 2012 Foreign Currency Forward Contracts Cash Flow Hedging EUR (€)	Jun. 30, 2013 Foreign Currency Collar Cash Flow Hedging USD ($)	Jun. 30, 2013 Foreign Currency Collar Cash Flow Hedging EUR (€)	Dec. 31, 2012 Foreign Currency Collar Cash Flow Hedging USD ($)	Dec. 31, 2012 Foreign Currency Collar Cash Flow Hedging EUR (€)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative maturing date								Dec 31, 2015	Dec 31, 2015			Dec 31, 2014	Dec 31, 2014
Projected fuel purchases						761,000	534,000			52,000	91,000
Notional amount of foreign currency derivatives															$ 227,700,000	€ 175,000,000	$ 521,100,000	€ 395,000,000	$ 259,900,000	€ 197,000,000	$ 130,100,000	€ 100,000,000	$ 131,900,000	€ 100,000,000
(Loss) recognized in other income (expense)														623,000
Fair value of long-term debt	3,093,200,000	3,106,900,000	3,113,900,000
Fair value of long-term debt in excess of carrying value	98,000,000	121,500,000	75,800,000
Purchase price of acquisition				7,500,000
Cash paid for acquisition				4,000,000
Contingent consideration in acquisition				3,500,000
Recorded goodwill and tradenames related to acquisition					$ 8,500,000

Effects of Derivatives Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Fuel Swaps, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Fuel Swaps
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion					$ 18,906	$ 29,928	$ 5,851
Loss recognized in other comprehensive loss - effective portion	(18,074)	(34,283)	(13,368)	(7,819)
Gain (loss) recognized in other income (expense) - ineffective portion					(509)	457	140
Loss recognized in other income (expense) - ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)	(14,448)	(36,686)	(3,065)
Increase (Decrease) in Fair Value of Derivative Instrument, Total					$ 3,949	$ (6,301)	$ 2,926

Effects of Fuel Collars Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Fuel Collars, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging | Fuel Collars
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income (loss) - effective portion					$ 592	$ (147)
Loss recognized in other comprehensive loss - effective portion	(1,500)	(11,674)	(1,535)	(2,619)
Gain (loss) recognized in other income (expense) - ineffective portion	14	(1,019)	22	(337)	165	(302)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)	(1,954)
Increase (Decrease) in Fair Value of Derivative Instrument, Total					$ (1,197)	$ (449)

Effects of Fuel Options Which Were Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Fuel Options, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Fuel Options
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other income (expense)	$ (275)	$ (366)	$ 581	$ 1,715	$ 3,218	$ 2,422

Effects of Foreign Currency Options Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Foreign Currency Options, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Foreign Currency Options
Derivatives, Fair Value [Line Items]
Loss recognized in other comprehensive income (loss) - effective portion	$ (341)	$ (12,193)	$ (4,353)	$ (17,035)	$ (19,428)	$ (14,583)	$ (1,125)
Gain (loss) recognized in other income (expense) - ineffective portion					(864)	(239)	20
Loss recognized in other income (expense) - ineffective portion	(22)	(81)	(320)	(350)
Increase (Decrease) in Fair Value of Derivative Instrument, Total					(20,292)	(14,822)	(1,105)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	$ 117		$ 117

Effects of Foreign Currency Forward Contracts Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Foreign Currency Forward Contracts, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010
Cash Flow Hedging | Foreign Currency Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion					$ 11,685
Loss recognized in other income (expense) - ineffective portion						(33,061)
Increase (Decrease) in Fair Value of Derivative Instrument, Total					11,685	(33,061)
Gain (loss) recognized in other comprehensive loss - effective portion	8,747	1,723	(7,886)	1,723
Gain (loss) recognized in other income (expense) - ineffective portion	(2)		66
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	$ (20)		$ (20)

Effects of Foreign Currency Collar Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Currency Collar, USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Cash Flow Hedging | Foreign Currency Collar
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion			$ 8,152
Gain (loss) recognized in other comprehensive loss - effective portion	$ 1,447	$ (2,275)

Employee Benefits and Share Option Plans - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Economic Interest rate	2.70%	2.70%
IPO price per ordinary share	$ 19	$ 19
Number of years used to calculate expected stock price volatility		3 years
Expected unit life		3 years	3 years	3 years
Number of years used to estimate forfeitures		3 years
Share based compensation expense	$ 4.5	$ 0.7	$ 1.2	$ 2.5
Contribution percentage of employee eligible compensation		100.00%
Matching contributions to vest period		5 years
Forfeited contributions utilized		0.1	0.2	0.2
Recorded expenses related to 401k plan and SERP		2.8	2.6	2.7
Discount rates used in net periodic benefit cost calculation		4.70%	5.50%	6.00%
Amortization period of actuarial gain		18 years 10 months 10 days
First 3% of Each Participant's Contributions
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent		100.00%
Defined contribution plan, percentage of employee contribution		3.00%
Next 4% - 10% of Each Participants Contribution
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent		50.00%
Next 4% - 10% of Each Participants Contribution | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution		4.00%
Next 4% - 10% of Each Participants Contribution | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution		10.00%
Supplemental Executive Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation amount under Supplemental Executive retirement Plan	0.4	0.4	0.7
Shipboard Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation included in accrued expenses and other liabilities	0.7	0.7	1
Projected benefit obligation included in other long-term liabilities	15.5	15.5	12.3
Former Chief Executive Officer
Defined Benefit Plan Disclosure [Line Items]
Remaining severance liability	15	15
Time Based Units
Defined Benefit Plan Disclosure [Line Items]
Percentage of profit interests granted to senior management		50.00%
Share based payment award, award vesting period		5 years
Aggregate fair value for the profits interests	8.6	8.6
Unrecognized compensation expense	0.6	0.6
Performance-Based Units
Defined Benefit Plan Disclosure [Line Items]
Percentage of profit interests granted to senior management		50.00%
Aggregate fair value for the profits interests	$ 13.8	$ 13.8

Fair Value of Profits Interests Computed Using Binomial Model Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	50.00%	50.00%	50.00%
Risk-free interest rate	1.36%	1.41%	1.41%
Expected unit life	3 years	3 years	3 years

Pertinent Information Covering Profits Interests Pursuant to Profits Sharing Agreement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Time Based Units
Number of Management NCL Corporation Units
Outstanding as of December 31, 2011	2,087,283	[1]
Granted	186,052	[1]
Forfeited	(7,781)	[1]
Outstanding as of December 31, 2012	2,265,554	[1]
Vested as of December 31, 2012	1,425,258	[1]
Non-vested as of December 31, 2012	840,296	[1]
Weighted Average Price
Outstanding as of December 31, 2011	$ 3.53
Granted	$ 3.44
Forfeited	$ 3.18
Outstanding as of December 31, 2012	$ 3.53
Vested as of December 31, 2012	$ 3.86
Non-vested as of December 31, 2012	$ 2.96
Performance-Based Units
Number of Management NCL Corporation Units
Outstanding as of December 31, 2011	3,328,541	[1]
Granted	186,052	[1]
Forfeited	(18,856)	[1]
Outstanding as of December 31, 2012	3,495,737	[1]
Vested as of December 31, 2012	966,064	[1]
Non-vested as of December 31, 2012	2,529,674	[1]
Weighted Average Price
Outstanding as of December 31, 2011	$ 3.42
Granted	$ 5.98
Forfeited	$ 3.72
Outstanding as of December 31, 2012	$ 3.56
Vested as of December 31, 2012	$ 3.41
Non-vested as of December 31, 2012	$ 3.61

[1]	Share amounts reflect the exchange of profits interest for Management NCL Corporate Units in connection with the Corporate Reorganization.

Amounts Related to Shipboard Retirement Plan (Detail) (Shipboard Retirement Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shipboard Retirement Plan
Pension expense:
Service cost	$ 1,367	$ 1,072	$ 980
Interest cost	604	531	481
Amortization of prior service cost	378	378	378
Amortization of actuarial loss (gain)	13		(29)
Total pension expense	2,362	1,981	1,810
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	13,329	9,478	8,017
Service cost	1,367	1,072	980
Interest cost	604	531	481
Actuarial loss	1,721	2,993
Direct benefit payments	(800)	(745)
Projected benefit obligation at end of year	16,221	13,329	9,478
Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	16,221	13,329	9,478
Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	(6,427)	(6,805)	(7,183)
Accumulated actuarial gain (loss)	(3,320)	(1,612)	1,381
Accumulated other comprehensive income (loss)	$ (9,747)	$ (8,417)	$ (5,802)

Pension Benefits Expected to be Paid (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 716
2014	767
2015	794
2016	807
2017	873
Next five years	$ 5,607

Deferred Tax Assets and Liabilities that Relate to Prior Operations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loss carryforwards	$ 30,945	$ 32,735
Shares in NCL Cruises Ltd.	81,715	64,618
Pension obligation	422	418
Other	113	140
Deferred Tax Assets, Gross, Total	113,195	97,911
Valuation allowance	(113,195)	(97,911)
Total net deferred taxes

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Ncl Holdings Asa	Dec. 31, 2011 Ncl Holdings Asa
Income Taxes [Line Items]
Taxable losses available for carry forward		$ 110.5	$ 116.9
US federal income tax rate	35.00%
Withholding tax rate	30.00%

Commitments and Contingencies - Additional Information (Detail)	1 Months Ended				12 Months Ended						6 Months Ended
	Oct. 31, 2012 USD ($) T Vessel Seat	Oct. 31, 2012 EUR (€) T Vessel Seat	Sep. 30, 2012 USD ($)	Feb. 28, 2011 LegalMatter	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2010 USD ($) T Vessel Seat	Sep. 30, 2010 EUR (€)	Jun. 30, 2013 Contractual Agreement One USD ($) Seat T	Jun. 30, 2013 Contractual Agreement One EUR (€)	Jun. 30, 2013 Contractual Agreement Two USD ($) Vessel Seat T	Jun. 30, 2013 Contractual Agreement Two EUR (€)
Commitments and Contingencies Disclosure [Line Items]
Expenses under non-cancelable operating lease commitments					$ 9,500,000	$ 9,100,000	$ 12,400,000
Cruising ships to be built	1	1							2	2			2	2
Capacity of ship, tons	163,000	163,000							144,000	144,000	144,000	144,000	163,000	163,000
Capacity of ship, berths	4,200	4,200							4,000	4,000	4,000	4,000	4,200	4,200
Aggregate contract price of new ships									1,700,000,000	1,300,000,000	814,300,000	625,900,000	1,800,000,000	1,400,000,000
Aggregate contract price of new ships	921,400,000	698,400,000
Export credit facility financing as percentage of contract price	80.00%	80.00%									90.00%	90.00%	80.00%	80.00%
Third-party performance guarantee					15,000,000
Bond with the Association of British Travel Agents								3,200,000
Number of individual plaintiff's claims				6
Awarded wages to plaintiffs			$ 100,000
Scheduled delivery date of ships under construction											January 2014	January 2014	Fourth quarter of 2015 and the first quarter of 2017	Fourth quarter of 2015 and the first quarter of 2017

Minimum Annual Rental for Non-Cancelable Leases with Initial or Remaining Terms in Excess of One Year (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 6,577
2014	6,243
2015	5,351
2016	4,800
2017	4,826
Thereafter	10,373
Total	$ 38,170

Minimum Annual Payments for Non-Cancelable Ship Construction Contracts (Detail) (Ship Construction Contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Ship Construction Contracts
Commitments [Line Items]
2013	$ 705,765
2014	773,061
2015	792,369
2016
2017
Thereafter
Total	$ 2,271,195

Future Commitments to Pay for Usage of Certain Port Facilities (Detail) (Port Facility Commitments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Port Facility Commitments
Commitments [Line Items]
2013	$ 23,523
2014	25,155
2015	26,008
2016	26,680
2017	26,665
Thereafter	69,792
Total	$ 197,823

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Interest and related fees	$ 240.6	$ 186.7	$ 254.8
Non-cash investing activity in connection with Norwegian Sky purchase agreement	$ 206.1

Guarantor Subsidiaries - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Interest rate of Senior secured note	5.00%
Subsidiary ownership percentage		100.00%
11.75% Senior Secured Notes
Guarantor Obligations [Line Items]
Long term debt, principal amount		450
Interest rate of Senior secured note		11.75%
Debt instrument, maturity year		2016

Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Passenger ticket	$ 457,619				$ 416,219						$ 816,547	$ 767,549	$ 1,604,563	$ 1,563,363	$ 1,411,785
Onboard and other	186,814				167,015						355,517	331,115	671,683	655,961	600,343
Total revenue	644,433	503,171		674,411	583,234	515,430	488,594	666,634	568,586	495,510	1,172,064	1,098,664	2,276,246	2,219,324	2,012,128
Cruise operating expense
Commissions, transportation and other	112,985				108,694						207,564	199,309	410,531	410,709	379,532
Onboard and other	49,316				44,009						91,687	83,210	173,916	169,329	153,137
Payroll and related	82,809				74,374						156,848	147,722	293,059	290,822	265,390
Fuel	75,582				71,615						148,080	137,141	283,678	243,503	207,210
Food	33,674				31,331						63,636	62,711	125,807	124,933	114,064
Other	66,713				57,718						115,953	109,675	191,442	228,580	227,843
Total cruise operating expense	421,079				387,741						783,768	739,768	1,478,433	1,467,876	1,347,176
Other operating expense
Marketing, general and administrative	72,647				61,807						157,417	132,969	251,183	251,351	264,152
Depreciation and amortization	53,854				46,680						102,602	92,477	189,537	183,985	170,191
Total other operating expense	126,501				108,487						260,019	225,446	440,720	435,336	434,343
Operating income	96,853	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	128,277	133,450	357,093	316,112	230,609
Non-operating income (expense)
Interest expense, net	(103,686)				(48,905)						(231,342)	(95,075)	(189,930)	(190,187)	(173,672)
Other income (expense)	306				(2,070)						1,517	940	1,393	934	(33,951)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(103,380)				(50,975)						(229,825)	(94,135)	(188,537)	(189,253)	(207,623)
Net income	(6,527)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(101,548)	39,315	168,556	126,859	22,986
Comprehensive income
Net income	(6,527)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(101,548)	39,315	168,556	126,859	22,986
Total other comprehensive income	(9,852)				(60,838)						(31,267)	(42,156)	2,175	(24,103)	2,010
Total comprehensive income	(16,379)				(24,807)						(132,815)	(2,841)	170,731	102,756	24,996
Parent Company
Non-operating income (expense)
Interest expense, net													(106,630)	(83,575)	(107,631)
Management fee													106,630	83,575	107,631
Other income (expense)													2,036	2,329	(33,497)
Equity in earnings of subsidiaries													166,520	124,530	56,483
Total non-operating income (expense)													168,556	126,859	22,986
Net income													168,556	126,859	22,986
Comprehensive income
Net income													168,556	126,859	22,986
Total other comprehensive income													2,175	(24,103)	2,010
Total comprehensive income													170,731	102,756	24,996
Guarantor Subsidiaries
Revenue
Passenger ticket													462,462	443,691	458,763
Onboard and other													190,115	196,630	193,075
Total revenue													652,577	640,321	651,838
Cruise operating expense
Commissions, transportation and other													122,881	117,159	129,744
Onboard and other													45,846	53,117	51,941
Payroll and related													85,889	87,192	83,272
Fuel													98,288	89,091	82,071
Food													39,942	38,550	39,164
Other													54,440	73,776	73,044
Total cruise operating expense													447,286	458,885	459,236
Other operating expense
Marketing, general and administrative													96,269	94,472	106,529
Depreciation and amortization													56,049	55,939	56,027
Total other operating expense													152,318	150,411	162,556
Operating income													52,973	31,025	30,046
Non-operating income (expense)
Interest expense, net													(29,577)	(30,470)	(29,854)
Other income (expense)													91	52	(192)
Total non-operating income (expense)													(29,486)	(30,418)	(30,046)
Net income													23,487	607
Comprehensive income
Net income													23,487	607
Total other comprehensive income													(5,985)	(13,297)	(1,187)
Total comprehensive income													17,502	(12,690)	(1,187)
Non-Guarantor Subsidiaries
Revenue
Passenger ticket													1,142,101	1,119,672	953,022
Onboard and other													481,568	459,331	407,268
Total revenue													1,623,669	1,579,003	1,360,290
Cruise operating expense
Commissions, transportation and other													287,650	293,550	249,788
Onboard and other													128,070	116,212	101,196
Payroll and related													207,170	203,630	182,118
Fuel													185,390	154,412	125,139
Food													85,865	86,383	74,900
Other													137,002	154,804	154,799
Total cruise operating expense													1,031,147	1,008,991	887,940
Other operating expense
Marketing, general and administrative													154,914	156,879	157,623
Depreciation and amortization													133,488	128,046	114,164
Total other operating expense													288,402	284,925	271,787
Operating income													304,120	285,087	200,563
Non-operating income (expense)
Interest expense, net													(160,353)	(159,717)	(143,818)
Other income (expense)													(734)	(1,447)	(262)
Total non-operating income (expense)													(161,087)	(161,164)	(144,080)
Net income													143,033	123,923	56,483
Comprehensive income
Net income													143,033	123,923	56,483
Total other comprehensive income													(10,417)	(23,389)	(1,878)
Total comprehensive income													132,616	100,534	54,605
Eliminations
Non-operating income (expense)
Interest expense, net													106,630	83,575	107,631
Management fee													(106,630)	(83,575)	(107,631)
Equity in earnings of subsidiaries													(166,520)	(124,530)	(56,483)
Total non-operating income (expense)													(166,520)	(124,530)	(56,483)
Net income													(166,520)	(124,530)	(56,483)
Comprehensive income
Net income													(166,520)	(124,530)	(56,483)
Total other comprehensive income													16,402	36,686	3,065
Total comprehensive income													$ (150,118)	$ (87,844)	$ (53,418)

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 76,192	$ 45,500	$ 65,701	$ 58,926	$ 55,047	$ 50,152
Accounts receivable, net	16,370	15,062		8,159
Inventories	45,429	39,681		36,234
Prepaid expenses and other assets		64,686		48,824
Total current assets	193,677	164,929		152,143
Property and equipment, net	5,601,690	4,960,142		4,640,093
Goodwill and tradenames	611,330	611,330		602,792
Other long-term assets	174,594	202,026		167,383
Total assets	6,581,291	5,938,427		5,562,411
Current liabilities:
Current portion of long-term debt	272,644	221,233		200,582
Accounts payable	97,100	79,126		80,327
Accrued expenses and other liabilities	219,596	231,040		208,102
Due to Affiliate	37,064	59,897		2,963
Advance ticket sales	542,602	353,793		325,472
Total current liabilities	1,174,858	945,089		817,446
Long-term debt	2,918,566	2,764,120		2,837,499
Due to Affiliate	73,276	147,364
Other long-term liabilities	39,317	63,070		63,003
Total liabilities	4,206,017	3,919,643		3,717,948
Commitments and contingencies
Shareholders' equity:
Ordinary shares	25	25		25
Additional paid-in capital	2,824,868	2,335,563		2,331,973
Accumulated other comprehensive loss	(48,886)	(17,619)		(19,794)
Retained earnings (deficit)	(400,733)	(299,185)		(467,741)
Total shareholders' equity	2,375,274	2,018,784		1,844,463
Total liabilities and shareholders' equity	6,581,291	5,938,427		5,562,411
Parent Company
Current assets:
Cash and cash equivalents
Due from Affiliate		2,457,348		2,451,062
Prepaid expenses and other assets		18,003		13,287
Total current assets		2,475,351		2,464,349
Goodwill and tradenames		602,792		602,792
Other long-term assets		61,070		56,972
Investment in subsidiaries		385,453		215,969
Total assets		3,524,666		3,340,082
Current liabilities:
Current portion of long-term debt		53,543		46,029
Accrued expenses and other liabilities		47,224		26,815
Total current liabilities		100,767		72,844
Long-term debt		1,388,469		1,401,563
Other long-term liabilities		16,646		21,212
Total liabilities		1,505,882		1,495,619
Commitments and contingencies
Shareholders' equity:
Ordinary shares		25		25
Additional paid-in capital		2,335,563		2,331,973
Accumulated other comprehensive loss		(17,619)		(19,794)
Retained earnings (deficit)		(299,185)		(467,741)
Total shareholders' equity		2,018,784		1,844,463
Total liabilities and shareholders' equity		3,524,666		3,340,082
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		7,462		7,133	7,833	9,903
Accounts receivable, net		1,747		1,852
Inventories		13,445		10,983
Prepaid expenses and other assets		2,272		5,840
Total current assets		24,926		25,808
Property and equipment, net		1,182,926		1,227,082
Total assets		1,207,852		1,252,890
Current liabilities:
Accounts payable		884		608
Accrued expenses and other liabilities		47,325		44,556
Due to Affiliate		691,216		764,978
Total current liabilities		739,425		810,142
Other long-term liabilities		4,608		2,416
Total liabilities		744,033		812,558
Commitments and contingencies
Shareholders' equity:
Ordinary shares		24		24
Additional paid-in capital		379,946		379,946
Retained earnings (deficit)		83,849		60,362
Total shareholders' equity		463,819		440,332
Total liabilities and shareholders' equity		1,207,852		1,252,890
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents		38,038		51,793	47,214	40,249
Accounts receivable, net		13,315		6,307
Inventories		26,236		25,251
Prepaid expenses and other assets		44,411		29,697
Total current assets		122,000		113,048
Property and equipment, net		3,777,216		3,413,011
Goodwill and tradenames		8,538
Other long-term assets		140,956		110,411
Total assets		4,048,710		3,636,470
Current liabilities:
Current portion of long-term debt		167,690		154,553
Accounts payable		78,242		79,719
Accrued expenses and other liabilities		136,491		136,731
Due to Affiliate		1,826,029		1,689,047
Advance ticket sales		353,793		325,472
Total current liabilities		2,562,245		2,385,522
Long-term debt		1,375,651		1,435,936
Due to Affiliate		147,364
Other long-term liabilities		41,816		39,375
Total liabilities		4,127,076		3,860,833
Commitments and contingencies
Shareholders' equity:
Ordinary shares		87,818		87,818
Additional paid-in capital		235,788		231,495
Accumulated other comprehensive loss		(9,747)		(8,418)
Retained earnings (deficit)		(392,225)		(535,258)
Total shareholders' equity		(78,366)		(224,363)
Total liabilities and shareholders' equity		4,048,710		3,636,470
Eliminations
Current assets:
Cash and cash equivalents
Due from Affiliate		(2,457,348)		(2,451,062)
Total current assets		(2,457,348)		(2,451,062)
Investment in subsidiaries		(385,453)		(215,969)
Total assets		(2,842,801)		(2,667,031)
Current liabilities:
Due to Affiliate		(2,457,348)		(2,451,062)
Total current liabilities		(2,457,348)		(2,451,062)
Total liabilities		(2,457,348)		(2,451,062)
Commitments and contingencies
Shareholders' equity:
Ordinary shares		(87,842)		(87,842)
Additional paid-in capital		(615,734)		(611,441)
Accumulated other comprehensive loss		9,747		8,418
Retained earnings (deficit)		308,376		474,896
Total shareholders' equity		(385,453)		(215,969)
Total liabilities and shareholders' equity		$ (2,842,801)		$ (2,667,031)

Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	216,137	211,049	191,913
Loss (gain) on derivatives	1,945	(2,338)	603
Write-off of deferred financing fees	2,358		6,410
Share-based compensation expense	5,160	1,211	2,520
Premium on debt issuance	6,000
Equity in earnings of subsidiaries
Changes in operating assets and liabilities:
Accounts receivable, net	(4,592)	(280)	(11)
Inventories	(3,447)	(3,471)	(3,898)
Prepaid expenses and other assets	(3,490)	(4,264)	128,993
Accounts payable	(1,228)	15,928	36,023
Accrued expenses and other liabilities	(3,107)	(15,876)	6,136
Advance ticket sales	14,302	28,172	38,748
Net cash provided by operating activities	398,594	356,990	430,423
Cash flows from investing activities
Additions to property and equipment	(303,840)	(184,797)	(977,466)
Net cash used in investing activities	(303,840)	(184,797)	(977,466)
Cash flows from financing activities
Repayments of long-term debt	(859,422)	(439,959)	(955,780)
Repayments to Affiliate
Proceeds from long-term debt	800,618	273,375	1,601,659
Other	(49,376)	(1,730)	(93,941)
Net cash provided by (used in) financing activities	(108,180)	(168,314)	551,938
Net increase (decrease) in cash and cash equivalents	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	58,926	55,047	50,152
Cash and cash equivalents at end of period	45,500	58,926	55,047
Parent Company
Cash flows from operating activities
Net income	168,556	126,859	22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,625	11,405	10,768
Loss (gain) on derivatives	1,945	(2,338)	603
Write-off of deferred financing fees	918		1,751
Premium on debt issuance	6,000
Equity in earnings of subsidiaries	(166,520)	(124,530)	(56,483)
Changes in operating assets and liabilities:
Accounts receivable, net		1,314	(25)
Prepaid expenses and other assets	1,245	(3,840)	(3,849)
Accrued expenses and other liabilities	(9,052)	171,860	118,779
Net cash provided by operating activities	14,717	180,730	94,530
Cash flows from investing activities
Net cash used in investing activities
Cash flows from financing activities
Repayments of long-term debt	(658,978)	(363,000)	(774,526)
Repayments to Affiliate
Proceeds from long-term debt	647,322	184,000	689,000
Other	(3,061)	(1,730)	(9,007)
Net cash provided by (used in) financing activities	(14,717)	(180,730)	(94,533)
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Guarantor Subsidiaries
Cash flows from operating activities
Net income	23,487	607
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	56,050	55,939	56,027
Write-off of deferred financing fees
Premium on debt issuance
Changes in operating assets and liabilities:
Accounts receivable, net	105	(1,449)	779
Inventories	(2,462)	133	1,109
Prepaid expenses and other assets	3,568	(751)	5,108
Accounts payable	276	(390)	(4,944)
Accrued expenses and other liabilities	(68,801)	(18,980)	(37,745)
Net cash provided by operating activities	12,223	35,109	20,334
Cash flows from investing activities
Additions to property and equipment	(11,894)	(35,809)	(22,404)
Net cash used in investing activities	(11,894)	(35,809)	(22,404)
Cash flows from financing activities
Repayments to Affiliate
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents	329	(700)	(2,070)
Cash and cash equivalents at beginning of period	7,133	7,833	9,903
Cash and cash equivalents at end of period	7,462	7,133	7,833
Non-Guarantor Subsidiaries
Cash flows from operating activities
Net income	143,033	123,923	56,483
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	148,462	143,705	125,118
Write-off of deferred financing fees	1,440		4,659
Share-based compensation expense	5,160	1,211	2,520
Premium on debt issuance
Changes in operating assets and liabilities:
Accounts receivable, net	(4,697)	(145)	(765)
Inventories	(985)	(3,604)	(5,007)
Prepaid expenses and other assets	(8,303)	327	127,734
Accounts payable	(1,504)	16,318	40,967
Accrued expenses and other liabilities	74,746	(168,756)	(74,898)
Advance ticket sales	14,302	28,172	38,748
Net cash provided by operating activities	371,654	141,151	315,559
Cash flows from investing activities
Additions to property and equipment	(291,946)	(148,988)	(955,062)
Net cash used in investing activities	(291,946)	(148,988)	(955,062)
Cash flows from financing activities
Repayments of long-term debt	(200,444)	(76,959)	(181,254)
Repayments to Affiliate
Proceeds from long-term debt	153,296	89,375	912,659
Other	(46,315)		(84,934)
Net cash provided by (used in) financing activities	(93,463)	12,416	646,471
Net increase (decrease) in cash and cash equivalents	(13,755)	4,579	6,965
Cash and cash equivalents at beginning of period	51,793	47,214	40,249
Cash and cash equivalents at end of period	38,038	51,793	47,214
Eliminations
Cash flows from operating activities
Net income	(166,520)	(124,530)	(56,483)
Adjustments to reconcile net income to net cash provided by operating activities:
Write-off of deferred financing fees
Premium on debt issuance
Equity in earnings of subsidiaries	166,520	124,530	56,483
Changes in operating assets and liabilities:
Net cash provided by operating activities
Cash flows from investing activities
Net cash used in investing activities
Cash flows from financing activities
Repayments to Affiliate
Net cash provided by (used in) financing activities
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period

Subsequent Events - Additional Information (Detail)	1 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended	6 Months Ended					1 Months Ended						1 Months Ended			1 Months Ended						1 Months Ended						1 Months Ended						1 Months Ended					1 Months Ended			1 Months Ended
	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 31, 2012	Sep. 30, 2010 USD ($)	Sep. 30, 2010 EUR (€)	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Jan. 31, 2013 Pride of Hawaii Loan USD ($)	Jun. 30, 2013 Pride of Hawaii Loan EUR (€)	Dec. 31, 2012 Pride of Hawaii Loan EUR (€)		Dec. 31, 2011 Pride of Hawaii Loan EUR (€)		Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Jan. 31, 2013 Pride of America Hermes Loan USD ($)	Jun. 30, 2013 Pride of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride of America Hermes Loan EUR (€)		Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)		Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes USD ($)	Dec. 31, 2012 11.75% Senior Secured Notes USD ($)		Dec. 31, 2011 11.75% Senior Secured Notes USD ($)		Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)		Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jan. 31, 2013 Norwegian Cruise Line Holdings Ltd. USD ($)	Jul. 31, 2013 Subsequent Event USD ($)	Jul. 31, 2013 Subsequent Event EUR (€)	Feb. 28, 2013 Subsequent Event USD ($)	Jan. 24, 2013 Subsequent Event USD ($)	Jan. 24, 2013 Subsequent Event Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jan. 24, 2013 Subsequent Event Pride of Hawaii Loan USD ($)	Jan. 24, 2013 Subsequent Event Norwegian Jewel Term Loan USD ($)	Jan. 24, 2013 Subsequent Event Pride of America Hermes Loan USD ($)	Jan. 24, 2013 Subsequent Event Pride of America Commercial Loan USD ($)	Jan. 24, 2013 Subsequent Event Norwegian Sky USD ($)	Jan. 24, 2013 Subsequent Event 11.75% Senior Secured Notes USD ($)	Jan. 24, 2013 Subsequent Event 9.50% Senior Unsecured Notes USD ($)	Feb. 28, 2013 Subsequent Event First Semi-annual Period	Feb. 28, 2013 Subsequent Event Second Semi-annual Period	Jan. 24, 2013 Subsequent Event Genting HK	Jan. 24, 2013 Subsequent Event Apollo Funds	Jan. 24, 2013 Subsequent Event TPG Viking Funds	Jan. 24, 2013 Subsequent Event Publicly Traded Common Stock	Jan. 24, 2013 Subsequent Event Norwegian Cruise Line Holdings Ltd. USD ($)
Subsequent Event [Line Items]
Ordinary shares, shares issued			21,000,000		21,000,000	21,000,000																																																																10,000
Ordinary shares, per share			$ 0.0012		$ 0.0012	$ 0.0012																																													$ 0.001																			$ 0.001
Ownership percentage																																																			100.00%																			100.00%
Percentage of economic interest					2.70%																																														97.30%																			97.30%
Relative ownership percentage of NCLH's ordinary shares																																																																		43.40%	32.50%	10.80%	13.30%
Senior notes, principal amount	$ 300,000,000																																																					$ 300,000,000
Senior notes, interest rate	5.00%												3.40%	[1]	3.35%	[1]			2.18%	[1]	2.20%	[1]																	11.75%	11.75%	[2]	11.75%	[2]	9.50%	9.50%	[3]	9.50%	[3]						5.00%
Senior notes, maturity date	Feb 15, 2018																																																					Feb 15, 2018
Semi annual payments of interest on notes payable																																																	Payable semiannually on February 15	Payable semiannually on August 15														Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable	Aug 15, 2013																																																					Aug 15, 2013
Discount rate on notes payable	99.45%																																																					99.45%
Net proceeds from the IPO and Notes Offering		770,000,000																																																					770,000,000
Prepayments of long term debt		55,600,000	2,081,520,000	591,152,000	859,422,000	439,959,000	955,780,000				21,300,000	624,000,000					14,700,000						8,000,000			10,100,000						1,500,000																							55,600,000	21,300,000	14,700,000	8,000,000	10,100,000	1,500,000
Long term debt, principal amount												624,000,000	624,000,000	[1]	624,000,000	[1]		308,100,000	308,100,000	[1]	308,100,000	[1]	334,100,000	126,100,000	334,100,000		258,000,000	258,000,000	[1]	258,000,000	[1]		40,000,000	40,000,000	[1]	40,000,000	[1]			450,000,000	[2]	450,000,000	[2]		350,000,000	[3]	350,000,000	[3]
Payments to Genting HK																																						79,700,000																							79,700,000
Redemption of senior secured notes																																							450,000,000					122,500,000																		450,000,000	122,500,000
Payment for fees and expenses associated with IPO, issuance of notes and redemption of notes																																																							104,000,000
Contract price of new ship									$ 1,700,000,000	€ 1,300,000,000																																										$ 908,600,000	€ 698,400,000
Export credit facility financing as percentage of contract price								80.00%																																												80.00%	80.00%
Scheduled delivery date of ship under construction																																																				First quarter of 2017	First quarter of 2017

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.

Quarterly Selected Financial Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenue	$ 644,433	$ 503,171		$ 674,411	$ 583,234	$ 515,430	$ 488,594	$ 666,634	$ 568,586	$ 495,510	$ 1,172,064	$ 1,098,664	$ 2,276,246	$ 2,219,324	$ 2,012,128
Operating income	96,853	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	128,277	133,450	357,093	316,112	230,609
Net income (loss)	$ (6,527)	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Quarterly Selected Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Share based compensation	$ 4.5	$ 0.7	$ 1.2	$ 2.5

Corporate Reorganization - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Ordinary shares, per share		$ 0.0012		$ 0.0012	$ 0.0012
Percentage of economic interest				2.70%
Norwegian Cruise Line Holdings Ltd.
Restructuring Cost and Reserve [Line Items]
Ordinary shares issued in IPO	27,058,824
Ordinary shares, per share	$ 0.001
Ownership percentage	100.00%
Percentage of economic interest	97.30%
Contribution from NCLH		$ 460,000

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Accumulated Other Comprehensive Income (Loss)	Jun. 30, 2013 Change Related to Cash Flow Hedges		Jun. 30, 2013 Change Related to Shipboard Retirement Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 2,018,784	$ 1,844,463	$ 1,740,526	$ 1,713,040	$ (17,619)	$ (7,872)		$ (9,747)
Current period other comprehensive loss before reclassifications					(29,417)	(29,417)
Amounts reclassified from accumulated other comprehensive income (loss)					(1,850)	(2,084)	[1]	234	[2]
Balance	$ 2,018,784	$ 1,844,463	$ 1,740,526	$ 1,713,040	$ (48,886)	$ (39,373)	[3]	$ (9,513)

[1]	Amount reclassified to fuel expense.
[2]	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
[3]	Of the existing amounts related to derivatives designated as cash flow hedges, $5.1 million is expected to be reclassified into earnings in the next 12 months.

Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (Change Related to Cash Flow Hedges, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Change Related to Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI (Loss), Expected reclassification adjustment from AOCI on derivatives, net of tax	$ 5.1

Amounts Recognized Within Assets and Liabilities Based on Right of Offset (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Assets, Gross Amounts	$ 7,512	$ 32,989
Assets, Gross Amounts Offset	(1,495)	(3,711)
Assets, Total Net Amounts	6,017	29,278
Assets, Gross Amounts Not Offset		(11,685)
Assets, Net Amounts	6,017	17,593
Liabilities, Gross Amounts	31,420	39,486
Liabilities, Gross Amounts Offset	(2,894)	(2,538)
Liabilities, Total Net Amounts	28,526	36,948
Liabilities, Gross Amount Not Offset	(19,949)	(36,710)
Liabilities, Net Amounts	$ 8,577	$ 238

Effects of Foreign Currency Forward Contracts Not Designated as Cash flow Hedges (Detail) (Not Designated as Hedging Instrument, Foreign Currency Forward Contract, USD $)
In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Not Designated as Hedging Instrument | Foreign Currency Forward Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other income (expense)	$ 20